Schedule of Investments (unaudited)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$9,078	$7,958,004
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.95%, 02/01/30	6,319	5,803,066
3.20%, 03/01/29(a)	7,253	6,866,189
3.25%, 02/01/35	5,398	4,447,009
3.60%, 05/01/34	9,234	7,991,274
3.63%, 02/01/31(a)	9,509	8,863,181
3.75%, 02/01/50(a)	9,301	6,404,603
3.90%, 05/01/49	6,180	4,350,871
3.95%, 08/01/59	5,303	3,518,682
5.15%, 05/01/30(a)	31,358	31,614,919
5.71%, 05/01/40	22,710	21,873,432
5.81%, 05/01/50	41,210	38,621,270
5.93%, 05/01/60	26,837	24,881,294
6.30%, 05/01/29	12,336	12,976,647
6.39%, 05/01/31	8,137	8,679,447
6.53%, 05/01/34	16,313	17,414,726
6.86%, 05/01/54	19,282	20,595,432
7.01%, 05/01/64	12,546	13,456,722
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	8,867	8,412,544
General Dynamics Corp.
3.63%, 04/01/30	10,254	9,893,246
4.25%, 04/01/40	7,710	6,733,490
4.25%, 04/01/50	5,204	4,252,928
4.95%, 08/15/35	4,513	4,446,315
General Electric Co.
5.88%, 01/14/38	7,445	7,783,704
6.75%, 03/15/32	11,156	12,453,299
L3Harris Technologies Inc.
4.40%, 06/15/28	4,989	4,975,825
5.05%, 06/01/29(a)	10,729	10,895,277
5.25%, 06/01/31	6,336	6,463,493
5.35%, 06/01/34	7,053	7,090,906
5.40%, 07/31/33	16,725	16,913,620
Lockheed Martin Corp.
2.80%, 06/15/50	9,322	5,683,257
3.80%, 03/01/45	10,127	7,855,827
3.90%, 06/15/32	4,133	3,927,516
4.07%, 12/15/42	11,039	9,079,320
4.09%, 09/15/52	12,489	9,634,975
4.15%, 06/15/53	7,417	5,748,037
4.70%, 05/15/46(a)	10,566	9,231,475
4.75%, 02/15/34	8,846	8,692,494
5.20%, 02/15/55	7,752	7,123,099
5.20%, 02/15/64	7,093	6,379,686
5.25%, 01/15/33(a)	4,922	5,062,597
5.70%, 11/15/54	7,342	7,252,091
5.90%, 11/15/63(a)	6,518	6,575,550
Northrop Grumman Corp.
4.03%, 10/15/47	17,302	13,425,080
4.40%, 05/01/30(a)	4,246	4,212,484
4.70%, 03/15/33(a)	9,106	8,952,268
4.75%, 06/01/43	7,128	6,309,300
4.90%, 06/01/34(a)	8,049	7,906,525
4.95%, 03/15/53(a)	8,644	7,575,743
5.20%, 06/01/54(a)	9,415	8,515,257
5.25%, 05/01/50(a)	8,887	8,187,757
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
1.90%, 09/01/31	$6,975	$5,885,760
2.25%, 07/01/30(a)	10,679	9,535,759
2.38%, 03/15/32	9,130	7,808,563
2.82%, 09/01/51	6,233	3,722,430
3.03%, 03/15/52(a)	9,361	5,814,604
3.13%, 07/01/50	8,952	5,748,701
3.75%, 11/01/46	9,507	7,085,442
4.13%, 11/16/28(a)	15,656	15,485,035
4.15%, 05/15/45	9,620	7,702,439
4.35%, 04/15/47	10,797	8,786,910
4.45%, 11/16/38	8,992	8,097,951
4.50%, 06/01/42	27,344	23,641,404
4.63%, 11/16/48(a)	16,292	13,676,026
5.15%, 02/27/33	9,666	9,730,012
5.38%, 02/27/53(a)	11,706	10,872,703
6.00%, 03/15/31(a)	7,587	8,055,474
6.10%, 03/15/34(a)	10,997	11,712,948
6.40%, 03/15/54	13,394	14,296,431
		673,662,341
Agriculture — 1.8%
Altria Group Inc.
2.45%, 02/04/32	11,222	9,511,154
3.40%, 05/06/30(a)	10,611	9,959,297
3.40%, 02/04/41	15,539	11,238,140
3.70%, 02/04/51	10,410	7,041,229
3.88%, 09/16/46(a)	15,086	10,794,867
4.00%, 02/04/61(a)	8,266	5,630,278
4.25%, 08/09/42	7,705	6,112,260
4.80%, 02/14/29	19,176	19,248,967
5.38%, 01/31/44(a)	14,236	13,128,180
5.80%, 02/14/39	13,923	13,759,799
5.95%, 02/14/49(a)	21,541	20,953,592
Archer-Daniels-Midland Co.
2.70%, 09/15/51	6,967	4,126,680
2.90%, 03/01/32	8,293	7,393,233
3.25%, 03/27/30(a)	9,638	9,122,022
BAT Capital Corp.
2.73%, 03/25/31(a)	11,903	10,581,655
4.39%, 08/15/37	20,366	17,900,800
4.54%, 08/15/47	17,891	14,088,356
4.74%, 03/16/32(a)	4,296	4,196,833
4.76%, 09/06/49(a)	6,119	4,914,951
4.91%, 04/02/30(a)	8,739	8,785,276
5.35%, 08/15/32	10,233	10,311,551
5.63%, 08/15/35	10,441	10,453,018
5.83%, 02/20/31	10,126	10,552,355
6.00%, 02/20/34	6,106	6,335,277
6.34%, 08/02/30	6,865	7,325,282
6.42%, 08/02/33(a)	9,512	10,194,726
7.08%, 08/02/43	6,087	6,578,462
7.08%, 08/02/53	8,673	9,428,677
BAT International Finance PLC, 5.93%, 02/02/29	6,068	6,335,565
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	10,653	9,534,526
4.20%, 09/17/29	8,088	7,973,705
4.65%, 09/17/34(a)	7,951	7,650,054
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	9,111	9,283,836

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.75%, 11/01/30(a)	$12,650	$10,881,216
2.10%, 05/01/30(a)	10,104	8,988,321
3.38%, 08/15/29	12,361	11,844,948
3.88%, 08/21/42(a)	5,371	4,267,447
4.13%, 03/04/43	7,321	5,975,105
4.25%, 11/10/44	8,906	7,365,784
4.38%, 04/30/30(a)	3,750	3,704,956
4.38%, 11/15/41	5,729	4,889,951
4.63%, 11/01/29	12,731	12,768,321
4.75%, 11/01/31	12,365	12,332,435
4.88%, 02/13/29	11,076	11,206,911
4.88%, 11/15/43	4,660	4,179,113
4.90%, 11/01/34(a)	4,479	4,388,809
5.13%, 02/15/30(a)	17,146	17,511,028
5.13%, 02/13/31	9,398	9,553,129
5.25%, 02/13/34	14,204	14,293,326
5.38%, 02/15/33	15,719	16,035,618
5.63%, 11/17/29	8,809	9,191,012
5.63%, 09/07/33	9,211	9,504,508
5.75%, 11/17/32	9,707	10,158,392
6.38%, 05/16/38(a)	8,538	9,241,153
Reynolds American Inc.
5.70%, 08/15/35(a)	6,879	6,902,336
5.85%, 08/15/45(a)	19,047	17,964,944
		543,593,366
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30(a)	12,859	12,016,648
3.25%, 03/27/40(a)	7,488	5,792,051
3.38%, 03/27/50(a)	12,290	8,436,764
3.88%, 11/01/45(a)	8,648	6,694,871
Tapestry Inc.
5.10%, 03/11/30	200	200,039
5.50%, 03/11/35	252	247,103
		33,387,476
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29	12,215	12,082,826
4.90%, 03/13/29(a)	9,090	9,164,677
4.90%, 01/10/34(a)	8,093	7,876,706
5.05%, 07/10/31(a)	9,184	9,221,327
5.13%, 07/07/28	4,002	4,065,412
5.65%, 11/15/28(a)	7,430	7,675,813
Cummins Inc.
1.50%, 09/01/30(a)	5,355	4,612,105
5.15%, 02/20/34(a)	6,153	6,200,926
5.30%, 05/09/35	4,865	4,847,794
5.45%, 02/20/54(a)	9,168	8,606,580
Ford Motor Co.
3.25%, 02/12/32	22,804	18,815,886
4.75%, 01/15/43(a)	16,329	12,210,456
5.29%, 12/08/46(a)	12,405	9,769,803
6.10%, 08/19/32(a)	14,020	13,687,507
7.45%, 07/16/31(a)	7,768	8,235,394
Ford Motor Credit Co. LLC
2.90%, 02/10/29	6,164	5,516,849
3.63%, 06/17/31	9,282	7,979,591
4.00%, 11/13/30	15,289	13,587,872
5.11%, 05/03/29(a)	13,036	12,525,353
Security	Par (000)	Value
Auto Manufacturers (continued)
5.30%, 09/06/29	$7,297	$7,055,761
5.80%, 03/08/29	13,649	13,460,765
5.88%, 11/07/29	6,969	6,887,014
6.05%, 03/05/31(a)	8,466	8,293,081
6.05%, 11/05/31(a)	10,210	9,931,164
6.13%, 03/08/34	14,541	13,828,572
6.50%, 02/07/35(a)	11,883	11,547,422
6.53%, 03/19/32	6,007	5,984,814
6.80%, 11/07/28	6,547	6,684,884
7.12%, 11/07/33	10,732	10,895,997
7.20%, 06/10/30	5,323	5,518,622
7.35%, 03/06/30	8,569	8,927,233
General Motors Co.
5.00%, 10/01/28(a)	6,764	6,777,374
5.00%, 04/01/35	7,372	6,801,690
5.15%, 04/01/38(a)	8,680	7,772,038
5.20%, 04/01/45(a)	10,936	9,081,190
5.40%, 10/15/29(a)	7,533	7,587,480
5.40%, 04/01/48(a)	6,874	5,785,265
5.60%, 10/15/32(a)	8,678	8,629,068
5.63%, 04/15/30	4,475	4,505,484
5.95%, 04/01/49(a)	7,383	6,642,407
6.25%, 10/02/43	11,947	11,382,283
6.60%, 04/01/36(a)	9,541	9,815,155
6.75%, 04/01/46(a)	5,826	5,806,319
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	8,035	6,840,658
2.40%, 10/15/28	4,309	3,965,310
2.70%, 06/10/31(a)	9,326	7,993,939
3.10%, 01/12/32	10,912	9,410,414
3.60%, 06/21/30	7,813	7,181,195
4.30%, 04/06/29(a)	12,502	12,115,659
4.90%, 10/06/29(a)	12,162	12,004,755
5.35%, 01/07/30(a)	11,177	11,189,395
5.45%, 07/15/30	3,850	3,849,742
5.45%, 09/06/34(a)	6,776	6,487,723
5.55%, 07/15/29	14,514	14,667,728
5.60%, 06/18/31	7,975	7,997,739
5.63%, 04/04/32(a)	6,479	6,422,121
5.75%, 02/08/31	10,374	10,484,089
5.80%, 01/07/29	7,709	7,876,080
5.85%, 04/06/30(a)	8,463	8,645,650
5.90%, 01/07/35(a)	6,428	6,342,477
5.95%, 04/04/34	11,274	11,191,434
6.10%, 01/07/34	11,949	12,000,452
6.15%, 07/15/35	3,850	3,856,235
6.40%, 01/09/33	8,985	9,269,072
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	8,755	7,733,242
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	11,057	13,017,790
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	3,846	3,453,195
3.38%, 04/01/30(a)	11,107	10,515,379
4.45%, 06/29/29(a)	10,487	10,488,507
4.55%, 08/09/29	7,949	7,966,578
4.60%, 10/10/31(a)	9,290	9,213,070
4.65%, 01/05/29	11,309	11,369,313
4.80%, 05/15/30	7,070	7,102,753
4.80%, 01/05/34(a)	5,993	5,913,257
5.05%, 05/16/29	8,980	9,160,943
5.10%, 03/21/31(a)	7,497	7,624,328

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.25%, 09/11/28	$5,277	$5,418,416
5.35%, 01/09/35(a)	8,834	8,925,988
5.55%, 11/20/30(a)	5,858	6,109,177
		680,087,762
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51	13,511	7,751,318
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	8,455	7,424,689
4.15%, 05/01/52(a)	9,155	6,290,174
		21,466,181
Banks — 23.2%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	4,424	4,471,545
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29(a)	7,697	7,875,052
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(c)	7,502	7,676,656
Banco Santander SA
2.75%, 12/03/30(a)	9,660	8,483,373
2.96%, 03/25/31(a)	6,716	6,062,155
3.31%, 06/27/29(a)	12,003	11,418,211
3.49%, 05/28/30(a)	12,139	11,385,065
5.44%, 07/15/31(a)	15,190	15,605,586
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	14,475	14,811,370
5.57%, 01/17/30	16,194	16,628,843
5.59%, 08/08/28	3,834	3,943,377
6.03%, 01/17/35(a)	10,822	11,230,288
6.35%, 03/14/34(a)	9,597	9,925,893
6.61%, 11/07/28(a)	9,165	9,738,493
6.92%, 08/08/33	13,459	14,356,461
6.94%, 11/07/33(a)	12,868	14,308,151
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	22,683	19,623,769
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	24,785	21,296,809
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	14,119	13,106,631
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	35,307	30,259,172
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	31,037	28,008,729
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	28,007	24,294,781
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	23,436	21,142,574
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	46,802	32,666,607
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	34,884	30,785,486
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	9,544	5,758,341
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	16,626	15,386,114
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	31,203	27,456,384
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	14,205	8,866,832
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	18,682	17,585,245
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	29,601	22,083,287
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	12,706	9,697,227
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	22,858	22,285,995
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	19,587	16,621,107
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	42,563	32,868,128
Security	Par (000)	Value
Banks (continued)
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	$16,662	$14,789,329
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	29,217	28,885,311
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	22,082	17,847,618
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)(c)	15,340	12,729,634
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	36,245	35,133,493
5.00%, 01/21/44	13,783	12,712,991
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	38,703	38,587,963
5.16%, 01/24/31, (1-day SOFR + 1.000%)(c)	23,165	23,502,227
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	41,131	41,115,568
5.46%, 05/09/36, (1-day SOFR + 1.640%)(c)	23,452	23,574,903
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	40,935	41,376,132
5.51%, 01/24/36, (1-day SOFR + 1.310%)(c)	33,012	33,308,263
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	14,542	15,060,726
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	26,439	27,467,036
5.88%, 02/07/42	12,703	13,026,446
6.00%, 10/15/36	10,779	11,169,563
6.11%, 01/29/37(a)	15,450	16,012,482
7.75%, 05/14/38(a)	12,182	14,252,090
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	16,424	14,543,874
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	10,014	6,928,022
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	10,673	10,641,911
5.51%, 06/04/31	11,139	11,513,497
5.72%, 09/25/28	3,485	3,604,738
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29(a)	6,460	6,152,350
Bank of Nova Scotia (The)
2.45%, 02/02/32	7,819	6,706,701
4.85%, 02/01/30(a)	11,967	12,078,084
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	13,796	13,944,084
5.25%, 06/12/28	3	3,076
5.65%, 02/01/34	6,737	6,972,261
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	10,690	9,533,767
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	9,956	8,687,584
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	11,035	9,602,821
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	6,486	4,656,125
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	13,603	13,574,064
4.95%, 01/10/47	13,117	11,574,973
5.25%, 08/17/45(a)	8,041	7,521,125
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	16,670	16,219,617
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	12,721	12,834,170
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	13,603	13,947,833
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	9,218	9,389,961
5.79%, 02/25/36, (1-day SOFR + 1.590%)(c)	20,258	20,310,563
6.04%, 03/12/55, (1-day SOFR + 2.420%)(c)	6,158	6,124,799
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	14,109	14,731,921
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)(c)	10,703	11,218,600
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	12,692	13,618,501
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	13,237	14,800,156

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	$8,055	$7,863,770
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	9,944	9,125,991
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)(c)	5,917	5,892,167
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	9,251	9,401,435
5.26%, 04/08/29	10,647	10,895,208
6.09%, 10/03/33	7,074	7,500,134
Capital One NA, 4.65%, 09/13/28	1,907	1,907,478
Citibank NA
4.84%, 08/06/29(a)	9,499	9,613,023
4.91%, 05/29/30	18,484	18,632,733
5.57%, 04/30/34	15,971	16,354,561
5.80%, 09/29/28	5,543	5,769,437
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	14,006	12,033,188
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	26,836	23,452,386
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	34,934	31,269,284
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	20,525	18,593,068
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	11,992	8,249,540
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	21,255	19,668,733
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	28,128	24,736,900
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	26,730	24,529,068
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	10,634	8,928,936
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	16,449	15,963,809
4.13%, 07/25/28	5,741	5,651,245
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	7,451	5,942,279
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)(c)	29,787	29,117,510
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	29,875	29,490,222
4.65%, 07/30/45	9,283	7,948,903
4.65%, 07/23/48(a)	19,973	16,672,971
4.75%, 05/18/46	15,026	12,496,042
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	25,028	24,605,057
4.95%, 05/07/31, (1-day SOFR + 1.463%)(c)	17,652	17,639,741
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	20,606	20,861,364
5.30%, 05/06/44	7,924	7,167,831
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	14,352	13,692,659
5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(c)	18,572	18,349,470
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	21,262	21,307,409
5.61%, 03/04/56, (1-day SOFR + 1.746%)(c)	17,863	16,995,467
5.88%, 01/30/42	10,708	10,775,063
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	20,450	21,712,583
6.63%, 06/15/32(a)	5,118	5,510,433
6.68%, 09/13/43	5,435	5,761,462
8.13%, 07/15/39	17,183	21,116,740
Citizens Financial Group Inc.
3.25%, 04/30/30	14,273	13,164,095
5.25%, 03/05/31, (1-day SOFR + 1.259%)(a)(c)	5,944	5,953,102
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	8,349	8,527,328
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	7,789	7,984,086
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	6,960	7,380,856
Cooperatieve Rabobank UA
5.25%, 05/24/41	11,706	11,259,334
Security	Par (000)	Value
Banks (continued)
5.25%, 08/04/45(a)	$10,125	$9,359,925
5.75%, 12/01/43	7,683	7,569,548
Cooperatieve Rabobank UA/NY, 4.49%, 10/17/29(a)	3,227	3,239,166
Deutsche Bank AG/New York NY
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	7,142	6,302,626
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	13,232	12,196,572
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	11,328	11,285,410
5.30%, 05/09/31, (1-day SOFR + 1.720%)(c)	6,876	6,888,309
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	10,703	10,447,010
5.41%, 05/10/29	12,598	12,955,748
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	16,704	17,677,454
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	14,104	14,056,561
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)(c)	6,011	6,023,417
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	8,501	8,731,389
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	12,760	13,345,655
8.25%, 03/01/38	3,161	3,695,030
Goldman Sachs Capital I, 6.35%, 02/15/34	5,855	5,996,228
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	23,397	19,925,947
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	33,327	28,688,202
2.60%, 02/07/30	16,081	14,691,790
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	33,707	29,569,715
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	28,812	25,016,255
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)(c)	10,256	7,133,598
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	37,938	33,538,755
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)(c)	16,709	12,182,647
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	16,423	12,180,351
3.80%, 03/15/30(a)	16,702	16,099,502
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	19,342	16,472,063
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	13,923	12,188,773
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	16,375	16,317,162
4.75%, 10/21/45	14,888	12,876,738
4.80%, 07/08/44	15,173	13,244,166
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	31,483	30,473,378
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	10,730	10,824,734
5.15%, 05/22/45	15,299	13,470,144
5.21%, 01/28/31, (1-day SOFR + 1.078%)(c)	16,445	16,656,502
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	31,592	32,055,802
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	27,721	27,523,821
5.54%, 01/28/36, (1-day SOFR + 1.380%)(a)(c)	25,352	25,505,575
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	28,485	27,300,240
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)(c)	19,888	20,551,931
5.73%, 01/28/56, (1-day SOFR + 1.696%)(c)	29,052	28,219,974
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	21,616	22,241,922
6.13%, 02/15/33(a)	8,901	9,607,517
6.25%, 02/01/41(a)	24,456	25,529,134
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	20,142	21,222,356

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	$10,048	$10,942,971
6.75%, 10/01/37(a)	42,260	45,406,232
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	25,521	23,512,306
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)(c)	14,178	12,414,831
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	27,050	23,638,349
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	14,447	13,030,054
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)(c)	14,095	12,267,929
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	25,030	24,130,507
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)(c)	25,252	25,074,031
4.95%, 03/31/30	16,623	16,751,335
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	16,194	16,240,865
5.24%, 05/13/31, (1-day SOFR + 1.570%)(a)(c)	17,618	17,697,690
5.25%, 03/14/44(a)	11,694	10,837,445
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	18,201	18,366,824
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	15,664	15,791,840
5.45%, 03/03/36, (1-day SOFR + 1.560%)(c)	19,276	18,984,634
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	11,056	11,301,021
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	11,212	11,434,407
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	13,954	14,289,354
5.79%, 05/13/36, (1-day SOFR + 1.880%)(a)(c)	15,668	15,786,080
6.10%, 01/14/42(a)	5,984	6,209,541
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(c)	18,622	19,587,378
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	20,625	21,581,049
6.50%, 05/02/36(a)	11,032	11,752,134
6.50%, 09/15/37(a)	11,784	12,388,012
6.50%, 09/15/37	6,824	7,067,303
6.80%, 06/01/38	6,236	6,761,779
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30(a)	9,721	8,790,260
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	12,690	12,823,873
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	8,332	8,375,258
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	4,945	5,153,983
Huntington National Bank (The), 5.65%, 01/10/30(a)	7,409	7,638,750
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	5,326	4,711,634
4.05%, 04/09/29(a)	12,144	11,896,874
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	10,227	9,702,615
4.55%, 10/02/28(a)	4,741	4,728,951
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	8,970	9,024,723
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)(c)	12,474	12,720,711
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)(c)	9,638	9,616,211
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)(c)	14,636	14,719,787
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	9,394	9,860,137
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	$16,621	$14,166,989
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	31,684	27,137,688
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	15,482	14,400,725
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	26,664	24,055,581
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	16,114	11,014,182
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	22,907	19,848,324
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	25,674	22,653,125
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	24,494	22,585,143
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	29,654	26,226,122
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	19,783	14,798,883
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	17,856	11,603,298
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	18,058	13,286,258
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	24,781	16,771,682
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	20,014	19,318,189
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	19,624	16,879,642
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	16,010	12,223,585
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	26,903	20,856,968
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	13,232	10,396,618
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	19,035	18,821,734
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	14,854	12,145,550
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	19,432	19,307,865
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	19,057	18,800,502
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	10,169	10,113,830
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	20,345	19,825,857
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	21,696	21,584,665
4.85%, 02/01/44	13,027	11,810,933
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)(c)	33,891	33,592,488
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	27,343	26,530,087
4.95%, 06/01/45(a)	10,247	9,261,045
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	19,531	19,710,642
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	16,726	16,920,903
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)(c)	19,610	19,890,145
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)(c)	10,886	11,048,890
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	24,201	24,166,782
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)(c)	17,577	17,926,717
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	24,411	24,563,210
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	29,980	30,361,253
5.40%, 01/06/42(a)	12,724	12,505,801
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	21,889	22,124,504
5.50%, 10/15/40	9,357	9,290,621
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	20,601	20,190,022

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)(c)	$28,683	$29,168,523
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	22,441	23,158,172
5.60%, 07/15/41	15,758	15,827,548
5.63%, 08/16/43(a)	8,899	8,787,084
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	22,673	23,444,016
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	15,322	15,995,739
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	19,734	21,111,704
6.40%, 05/15/38	16,189	17,590,503
KeyBank NA, 5.00%, 01/26/33	6,358	6,151,737
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	5,588	5,271,508
KeyCorp
2.55%, 10/01/29(a)	4,057	3,696,132
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	4,520	4,313,550
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	5,060	5,308,266
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	9,306	7,150,948
4.55%, 08/16/28	3,708	3,690,707
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	14,026	13,754,525
5.30%, 12/01/45(a)	7,783	7,021,531
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	9,710	9,704,667
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	15,528	15,669,578
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	12,529	12,924,728
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)(c)	4,646	4,502,189
5.39%, 01/16/36, (1-day SOFR + 1.610%)(c)	10,449	10,168,659
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	7,898	8,229,066
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	8,719	9,410,723
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30(a)	22,279	19,544,979
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	21,691	18,646,642
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	8,340	7,205,124
2.56%, 02/25/30	13,979	12,706,703
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	8,942	7,812,182
3.20%, 07/18/29(a)	18,171	17,199,749
3.74%, 03/07/29(a)	7,972	7,772,364
3.75%, 07/18/39(a)	11,908	10,024,084
4.05%, 09/11/28(a)	8,650	8,560,480
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	9,302	9,289,492
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	7,288	7,383,209
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	10,280	10,444,310
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)(c)	8,241	8,398,713
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	6,195	6,276,382
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	12,344	12,405,815
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	9,352	9,494,568
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	5,721	5,819,628
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	9,267	9,387,305
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	11,908	12,099,283
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	10,519	9,086,687
Security	Par (000)	Value
Banks (continued)
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(a)(c)	$11,518	$10,118,245
2.56%, 09/13/31	6,755	5,797,288
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	8,374	7,853,517
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	10,154	10,015,718
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	9,481	9,683,040
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	5,698	5,818,501
5.42%, 05/13/36, (1-year CMT + 0.980%)(a)(c)	7,338	7,323,644
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	8,361	8,451,928
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	4,264	4,363,635
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	7,180	7,368,110
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	5,102	5,245,648
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	11,484	11,865,479
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	31,934	26,882,012
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	21,217	17,911,879
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	29,646	25,271,739
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	27,605	23,767,753
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	33,096	30,168,480
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	19,011	11,423,166
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	22,604	19,855,760
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	19,071	14,032,573
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	18,372	17,400,808
3.97%, 07/22/38(c)	19,889	17,025,726
4.30%, 01/27/45	23,654	19,588,630
4.38%, 01/22/47	16,537	13,675,287
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(c)	23,702	23,488,350
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	9,073	8,226,542
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	21,044	20,879,758
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	14,594	14,359,552
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	16,696	16,862,301
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)(c)	11,857	12,035,660
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)(c)	28,704	29,069,904
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	18,965	19,254,772
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	26,140	26,108,420
5.32%, 07/19/35, (1-day SOFR + 1.555%)(c)	25,618	25,433,409
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)(c)	20,562	20,740,328
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	8,286	8,485,589
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	24,870	25,024,420
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	26,128	24,915,713
5.59%, 01/18/36, (1-day SOFR + 1.418%)(c)	27,377	27,671,752
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	16,658	16,128,600
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	16,266	16,766,007
5.66%, 04/17/36, (1-day SOFR + 1.757%)(a)(c)	23,590	23,993,682
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	23,546	24,265,236
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	27,112	28,980,917
6.38%, 07/24/42	18,387	19,673,717
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	14,286	15,059,245
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	14,263	15,495,052

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.25%, 04/01/32(a)	$9,364	$10,673,226
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	5,271	5,359,431
4.90%, 06/13/28	210	214,034
4.90%, 01/14/30(a)	8,171	8,343,509
National Bank of Canada
4.50%, 10/10/29(a)	7,910	7,826,083
5.60%, 12/18/28	8,240	8,511,487
NatWest Group PLC
4.45%, 05/08/30(c)	12,244	12,043,316
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	6,484	6,494,077
5.08%, 01/27/30(c)	14,166	14,245,352
5.12%, 05/23/31, (1-year CMT + 1.050%)(c)	9,685	9,708,468
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	13,036	13,263,829
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	9,937	10,246,048
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(c)	10,850	11,313,191
Northern Trust Corp.
1.95%, 05/01/30	10,764	9,521,274
6.13%, 11/02/32	9,354	9,965,094
PNC Bank NA, 2.70%, 10/22/29	7,456	6,848,396
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)(c)	11,528	9,960,010
2.55%, 01/22/30(a)	12,132	11,082,310
3.45%, 04/23/29	8,766	8,453,114
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	16,334	16,130,988
4.90%, 05/13/31, (1-day SOFR + 1.333%)(c)	8,730	8,737,597
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	13,003	12,830,199
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)(c)	12,124	12,323,369
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	13,303	13,263,885
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	12,197	12,547,493
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	14,977	15,414,510
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	16,892	17,021,369
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	15,893	16,201,038
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	5,946	6,160,631
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	12,185	12,752,448
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)(c)	16,589	18,216,812
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(c)	8,929	8,770,486
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	9,283	9,498,393
Royal Bank of Canada
2.30%, 11/03/31(a)	13,899	12,027,904
3.88%, 05/04/32(a)	5,619	5,288,972
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	18,138	18,065,658
4.95%, 02/01/29(a)	12,109	12,318,072
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	11,599	11,695,206
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(c)	9,957	10,028,057
5.00%, 02/01/33(a)	11,032	11,053,198
5.00%, 05/02/33	8,130	8,135,980
5.15%, 02/04/31, (1-day SOFR + 1.030%)(c)	17,160	17,402,903
5.15%, 02/01/34(a)	9,500	9,572,496
5.20%, 08/01/28	6,827	6,988,771
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	$12,255	$12,311,215
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	9,333	9,423,762
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	5,562	5,746,833
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	6,302	6,455,909
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)(c)	9,486	9,398,198
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	13,873	14,179,313
State Street Bank & Trust Co., 4.78%, 11/23/29	12,426	12,570,343
State Street Corp.
2.20%, 03/03/31(a)	6,794	5,913,468
2.40%, 01/24/30(a)	8,323	7,651,060
4.83%, 04/24/30(a)	10,626	10,711,113
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	18,313	16,861,250
2.13%, 07/08/30(a)	15,826	13,935,475
2.22%, 09/17/31	9,139	7,821,937
2.75%, 01/15/30(a)	10,977	10,090,422
2.93%, 09/17/41(a)	3,484	2,463,436
3.04%, 07/16/29	22,357	21,014,529
3.94%, 07/19/28	3,494	3,443,884
5.24%, 04/15/30	7,912	8,082,099
5.32%, 07/09/29(a)	9,212	9,446,781
5.42%, 07/09/31	13,878	14,264,680
5.56%, 07/09/34(a)	12,348	12,554,086
5.63%, 01/15/35(a)	9,942	10,208,039
5.71%, 01/13/30	9,102	9,478,696
5.72%, 09/14/28(a)	5,213	5,398,265
5.77%, 01/13/33(a)	9,869	10,246,420
5.80%, 07/13/28	2,458	2,549,234
5.81%, 09/14/33(a)	8,961	9,378,006
5.84%, 07/09/44(a)	8,439	8,438,243
6.18%, 07/13/43(a)	6,530	6,850,477
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	5,064	4,354,718
3.20%, 03/10/32	13,477	12,062,069
4.46%, 06/08/32(a)	15,027	14,545,843
4.78%, 12/17/29(a)	15,477	15,544,229
4.99%, 04/05/29(a)	7,287	7,384,874
5.30%, 01/30/32	8,428	8,531,153
5.52%, 07/17/28	2,693	2,773,171
Truist Bank, 2.25%, 03/11/30(a)	7,591	6,697,241
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(c)	13,582	12,554,182
1.95%, 06/05/30(a)	9,191	8,030,845
5.07%, 05/20/31, (1-day SOFR + 1.309%)(c)	8,823	8,850,200
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	13,611	13,343,462
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	7,346	7,381,478
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	9,927	10,144,736
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	12,681	12,879,241
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	13,164	13,499,252
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	7,174	7,493,831
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	16,269	17,516,476
U.S. Bancorp
1.38%, 07/22/30(a)	5,966	5,081,991
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	5,167	4,456,533

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.00%, 07/30/29	$7,226	$6,771,003
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)(c)	18,893	18,334,544
5.05%, 02/12/31, (1-day SOFR + 1.061%)(c)	15,736	15,845,146
5.08%, 05/15/31, (1-day SOFR + 1.296%)(c)	2,059	2,074,447
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	11,731	11,881,447
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	11,184	11,422,606
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(c)	12,077	12,047,009
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)(c)	16,971	17,298,552
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	10,290	10,618,718
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	16,043	16,573,807
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)(c)	14,605	15,130,158
UBS AG/London
4.50%, 06/26/48(a)	8,875	7,432,860
5.65%, 09/11/28	4,341	4,494,412
UBS Group AG, 4.88%, 05/15/45	19,994	17,437,889
Wachovia Corp., 5.50%, 08/01/35(a)	6,572	6,532,599
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	25,715	23,242,171
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	25,389	23,420,576
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	30,399	22,287,130
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	32,644	29,275,681
3.90%, 05/01/45	24,591	18,914,138
4.15%, 01/24/29	16,160	15,947,490
4.40%, 06/14/46	16,820	13,328,247
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	16,092	15,819,762
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	33,530	27,572,242
4.65%, 11/04/44	17,072	14,184,034
4.75%, 12/07/46	15,945	13,218,429
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)(c)	35,503	34,891,631
4.90%, 11/17/45	17,103	14,563,100
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	42,481	37,284,388
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)(c)	31,849	32,228,080
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	17,165	17,441,796
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	22,509	22,087,688
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	27,745	28,154,383
5.38%, 11/02/43	15,395	14,197,957
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	28,539	28,641,895
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	25,770	25,905,107
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	36,773	37,211,397
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)(c)	25,522	26,175,996
5.61%, 04/23/36, (1-day SOFR + 1.740%)(c)	25,054	25,293,411
5.61%, 01/15/44	20,185	19,001,533
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)(c)	20,202	21,193,478
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	30,489	32,696,663
Wells Fargo Bank NA
5.85%, 02/01/37(a)	9,229	9,371,450
6.60%, 01/15/38	10,764	11,642,223
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
1.95%, 11/20/28	$17,495	$16,204,494
2.15%, 06/03/31(a)	19,964	17,533,247
2.65%, 01/16/30(a)	6,322	5,868,433
2.96%, 11/16/40(a)	6,924	5,006,072
3.13%, 11/18/41	5,435	3,829,341
4.42%, 07/24/39	5,887	5,211,917
5.05%, 04/16/29	10,136	10,398,796
5.54%, 11/17/28	5,371	5,594,044
6.82%, 11/17/33	6,226	6,776,217
		7,127,448,459
Beverages — 2.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	44,223	42,519,008
4.90%, 02/01/46(a)	66,136	59,691,827
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46	13,357	12,078,330
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	16,755	16,050,312
4.44%, 10/06/48	19,462	16,174,532
4.50%, 06/01/50(a)	3,839	3,304,849
4.75%, 01/23/29	8,929	9,053,463
4.90%, 01/23/31(a)	10,452	10,655,400
4.95%, 01/15/42	14,545	13,487,344
5.00%, 06/15/34(a)	10,746	10,809,322
5.45%, 01/23/39	22,913	22,943,174
5.55%, 01/23/49	29,734	29,117,471
5.80%, 01/23/59	17,274	17,262,908
8.20%, 01/15/39	7,360	9,248,572
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	12,478	10,600,214
1.65%, 06/01/30	10,076	8,869,464
2.00%, 03/05/31	4,430	3,906,895
2.13%, 09/06/29(a)	5,099	4,703,607
2.25%, 01/05/32(a)	16,363	14,349,515
2.50%, 06/01/40(a)	10,569	7,487,308
2.50%, 03/15/51(a)	12,776	7,419,258
2.60%, 06/01/50	10,899	6,551,804
2.75%, 06/01/60(a)	7,131	4,116,430
2.88%, 05/05/41	6,931	5,056,060
3.00%, 03/05/51(a)	13,287	8,616,799
3.45%, 03/25/30(a)	11,234	10,849,329
4.65%, 08/14/34(a)	5,454	5,396,402
5.00%, 05/13/34(a)	8,529	8,653,704
5.20%, 01/14/55	12,479	11,672,782
5.30%, 05/13/54(a)	10,457	9,967,419
5.40%, 05/13/64	15,309	14,515,316
Constellation Brands Inc.
2.25%, 08/01/31(a)	8,943	7,662,417
3.15%, 08/01/29	13,943	13,130,444
4.90%, 05/01/33(a)	5,047	4,941,215
Diageo Capital PLC
2.00%, 04/29/30	8,180	7,282,007
2.13%, 04/29/32(a)	8,789	7,383,951
2.38%, 10/24/29	6,029	5,546,298
5.50%, 01/24/33	5,120	5,275,638
5.63%, 10/05/33(a)	7,650	7,941,282

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Diageo Investment Corp.
5.13%, 08/15/30	$9,760	$9,946,957
5.63%, 04/15/35	4,844	4,957,450
Keurig Dr Pepper Inc.
3.20%, 05/01/30(a)	6,706	6,261,057
3.80%, 05/01/50(a)	5,092	3,654,404
3.95%, 04/15/29(a)	15,067	14,723,480
4.05%, 04/15/32(a)	5,650	5,368,355
4.50%, 04/15/52(a)	11,496	9,254,022
5.05%, 03/15/29	9,827	9,976,639
Molson Coors Beverage Co.
4.20%, 07/15/46	15,108	11,826,802
5.00%, 05/01/42(a)	8,612	7,698,280
PepsiCo Inc.
1.40%, 02/25/31(a)	15,027	12,753,328
1.63%, 05/01/30	11,423	10,014,952
1.95%, 10/21/31(a)	11,612	9,950,871
2.63%, 07/29/29(a)	9,252	8,672,346
2.63%, 10/21/41	6,243	4,307,475
2.75%, 03/19/30	11,713	10,913,837
2.75%, 10/21/51(a)	7,198	4,377,726
2.88%, 10/15/49	10,859	6,960,920
3.45%, 10/06/46	6,158	4,484,187
3.63%, 03/19/50	3,767	2,765,949
3.90%, 07/18/32	7,967	7,596,668
4.45%, 02/15/33	6,715	6,671,180
4.45%, 04/14/46(a)	7,640	6,564,655
4.50%, 07/17/29	7,000	7,066,790
4.60%, 02/07/30	7,993	8,076,485
5.00%, 02/07/35	10,438	10,414,237
5.25%, 07/17/54(a)	8,618	8,144,936
		687,696,058
Biotechnology — 1.7%
Amgen Inc.
1.65%, 08/15/28	2,939	2,697,753
2.00%, 01/15/32(a)	10,120	8,508,174
2.30%, 02/25/31(a)	6,502	5,705,532
2.45%, 02/21/30(a)	13,645	12,375,679
2.77%, 09/01/53	7,311	4,209,205
2.80%, 08/15/41(a)	5,880	4,152,851
3.00%, 02/22/29	13,504	12,803,670
3.00%, 01/15/52(a)	5,798	3,625,296
3.15%, 02/21/40	16,402	12,405,971
3.35%, 02/22/32	9,071	8,285,540
3.38%, 02/21/50(a)	14,219	9,729,344
4.05%, 08/18/29(a)	11,203	10,975,179
4.20%, 03/01/33(a)	6,750	6,390,902
4.20%, 02/22/52	10,461	7,999,641
4.40%, 05/01/45	20,235	16,793,470
4.40%, 02/22/62	8,405	6,368,193
4.56%, 06/15/48	12,998	10,733,589
4.66%, 06/15/51(a)	27,542	22,951,792
4.88%, 03/01/53(a)	10,924	9,301,851
5.25%, 03/02/30(a)	21,373	21,900,411
5.25%, 03/02/33(a)	34,260	34,579,728
5.60%, 03/02/43	26,602	25,792,661
5.65%, 03/02/53(a)	32,635	31,054,807
5.75%, 03/02/63	22,473	21,274,472
Biogen Inc.
2.25%, 05/01/30	7,368	6,527,396
3.15%, 05/01/50	13,137	8,016,228
Security	Par (000)	Value
Biotechnology (continued)
5.20%, 09/15/45	$11,127	$9,742,955
Gilead Sciences Inc.
1.65%, 10/01/30	8,770	7,559,437
2.60%, 10/01/40	10,841	7,581,782
2.80%, 10/01/50(a)	13,470	8,202,571
4.00%, 09/01/36(a)	7,846	7,025,130
4.15%, 03/01/47	15,237	12,188,565
4.50%, 02/01/45	15,161	12,932,874
4.60%, 09/01/35(a)	10,292	9,841,668
4.75%, 03/01/46	20,562	17,963,683
4.80%, 11/15/29	4,986	5,054,166
4.80%, 04/01/44	11,416	10,155,256
5.10%, 06/15/35	5,104	5,079,003
5.25%, 10/15/33(a)	10,333	10,509,578
5.50%, 11/15/54	9,933	9,494,034
5.55%, 10/15/53(a)	8,051	7,739,894
5.60%, 11/15/64	8,924	8,506,692
5.65%, 12/01/41	5,971	5,937,685
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	11,666	9,998,644
2.80%, 09/15/50	9,032	5,178,834
Royalty Pharma PLC
2.20%, 09/02/30	13,806	12,043,073
3.30%, 09/02/40(a)	11,789	8,593,757
3.55%, 09/02/50(a)	8,750	5,689,324
		522,177,940
Building Materials — 0.5%
Carrier Global Corp.
2.70%, 02/15/31(a)	6,441	5,790,867
2.72%, 02/15/30	15,977	14,710,391
3.38%, 04/05/40	14,509	11,242,434
3.58%, 04/05/50(a)	9,427	6,726,967
5.90%, 03/15/34(a)	8,121	8,535,631
CRH America Finance Inc.
5.40%, 05/21/34	6,239	6,293,011
5.50%, 01/09/35	11,477	11,594,305
CRH SMW Finance DAC
5.13%, 01/09/30	8,305	8,435,884
5.20%, 05/21/29	12,062	12,283,693
Holcim Finance U.S. LLC
4.95%, 04/07/30(b)	8,781	8,841,037
5.40%, 04/07/35(b)	8,778	8,740,001
Martin Marietta Materials Inc.
2.40%, 07/15/31	6,911	6,011,090
3.20%, 07/15/51	8,575	5,444,249
5.15%, 12/01/34(a)	9,894	9,811,561
5.50%, 12/01/54(a)	6,176	5,763,212
Owens Corning, 5.70%, 06/15/34(a)	7,025	7,172,509
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	9,701	9,536,972
Vulcan Materials Co.
3.50%, 06/01/30	6,017	5,705,958
5.35%, 12/01/34	6,878	6,937,980
5.70%, 12/01/54	5,226	5,028,318
		164,606,070
Chemicals — 0.9%
Air Products and Chemicals Inc.
2.05%, 05/15/30(a)	7,139	6,355,712
2.70%, 05/15/40	8,723	6,213,013
2.80%, 05/15/50(a)	8,590	5,278,164

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
4.60%, 02/08/29(a)	$12,750	$12,871,791
4.85%, 02/08/34(a)	8,304	8,218,485
CF Industries Inc.
4.95%, 06/01/43	7,308	6,271,272
5.15%, 03/15/34(a)	7,216	6,994,849
5.38%, 03/15/44(a)	5,139	4,635,321
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	6,452	5,584,976
3.60%, 11/15/50	11,762	7,691,025
4.38%, 11/15/42	9,716	7,645,916
5.25%, 11/15/41	6,227	5,522,732
5.55%, 11/30/48(a)	6,892	6,124,399
6.90%, 05/15/53(a)	8,306	8,656,646
DuPont de Nemours Inc.
4.73%, 11/15/28	13,684	13,849,263
5.32%, 11/15/38	13,618	13,894,983
5.42%, 11/15/48	16,951	16,643,846
Eastman Chemical Co.
4.65%, 10/15/44	7,830	6,449,612
5.00%, 08/01/29	14,345	14,388,610
5.63%, 02/20/34(a)	6,570	6,568,771
Ecolab Inc., 2.70%, 12/15/51(a)	7,790	4,626,572
LYB International Finance BV
4.88%, 03/15/44	7,773	6,433,320
5.25%, 07/15/43	6,205	5,387,651
LYB International Finance III LLC
3.38%, 10/01/40	7,476	5,350,957
3.63%, 04/01/51(a)	9,455	6,104,877
4.20%, 10/15/49(a)	9,343	6,695,587
4.20%, 05/01/50	8,779	6,271,409
5.50%, 03/01/34(a)	5,018	4,894,634
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	7,704	5,843,751
Nutrien Ltd.
4.20%, 04/01/29(a)	8,807	8,666,261
5.00%, 04/01/49(a)	5,825	5,063,153
5.80%, 03/27/53(a)	6,667	6,405,414
Sherwin-Williams Co. (The)
2.95%, 08/15/29	11,195	10,461,158
4.50%, 06/01/47(a)	8,896	7,287,399
		259,351,529
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30	13,027	11,172,539
4.45%, 09/09/34(a)	8,293	7,999,071
4.75%, 05/08/32	5,775	5,794,496
Equifax Inc., 2.35%, 09/15/31	12,823	11,010,406
Global Payments Inc.
2.90%, 05/15/30(a)	9,988	9,049,717
2.90%, 11/15/31(a)	8,521	7,410,668
3.20%, 08/15/29(a)	4,022	3,763,427
4.15%, 08/15/49(a)	5,302	3,813,467
5.40%, 08/15/32(a)	4,698	4,709,094
5.95%, 08/15/52(a)	5,287	4,918,867
Massachusetts Institute of Technology, 5.60%, 07/01/2111(a)	3,785	3,660,163
PayPal Holdings Inc.
2.30%, 06/01/30	13,215	11,901,786
2.85%, 10/01/29	10,597	9,902,475
3.25%, 06/01/50(a)	7,978	5,220,307
4.40%, 06/01/32	7,667	7,467,874
Security	Par (000)	Value
Commercial Services (continued)
5.05%, 06/01/52(a)	$6,747	$6,006,793
5.15%, 06/01/34	8,631	8,620,578
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	6,575	6,408,602
Quanta Services Inc., 2.90%, 10/01/30	9,388	8,524,186
RELX Capital Inc.
3.00%, 05/22/30	5,581	5,201,637
4.00%, 03/18/29	8,242	8,130,051
4.75%, 03/27/30	7,618	7,687,181
5.25%, 03/27/35	6,711	6,737,184
S&P Global Inc.
2.70%, 03/01/29	13,162	12,393,459
2.90%, 03/01/32(a)	8,571	7,686,874
3.70%, 03/01/52	5,509	4,063,643
4.25%, 05/01/29(a)	9,746	9,684,801
5.25%, 09/15/33(a)	6,961	7,134,983
		206,074,329
Computers — 2.5%
Accenture Capital Inc.
4.05%, 10/04/29	11,190	11,047,235
4.25%, 10/04/31	12,079	11,854,520
4.50%, 10/04/34(a)	7,622	7,311,661
Apple Inc.
1.25%, 08/20/30(a)	17,003	14,627,735
1.40%, 08/05/28	17,662	16,268,648
1.65%, 05/11/30	23,523	20,789,893
1.65%, 02/08/31	24,369	21,072,735
1.70%, 08/05/31(a)	12,119	10,405,650
2.20%, 09/11/29(a)	13,562	12,515,580
2.38%, 02/08/41	11,415	7,824,820
2.40%, 08/20/50	11,930	6,894,206
2.55%, 08/20/60(a)	14,776	8,322,424
2.65%, 05/11/50	23,227	14,171,129
2.65%, 02/08/51	27,281	16,563,195
2.70%, 08/05/51	16,925	10,282,554
2.80%, 02/08/61	13,542	7,824,752
2.85%, 08/05/61(a)	8,254	4,825,698
2.95%, 09/11/49(a)	12,335	8,084,036
3.25%, 08/08/29	4,850	4,683,562
3.35%, 08/08/32(a)	11,967	11,170,997
3.45%, 02/09/45	15,939	12,126,686
3.75%, 09/12/47	9,051	6,993,332
3.75%, 11/13/47(a)	10,454	8,059,403
3.85%, 05/04/43	23,018	18,810,383
3.85%, 08/04/46	19,621	15,503,133
3.95%, 08/08/52(a)	13,353	10,371,726
4.10%, 08/08/62	8,906	6,881,750
4.20%, 05/12/30(a)	7,700	7,681,956
4.25%, 02/09/47	9,251	7,790,771
4.30%, 05/10/33	5,635	5,585,184
4.38%, 05/13/45	19,796	17,164,199
4.45%, 05/06/44	7,172	6,415,319
4.50%, 05/12/32	8,844	8,794,632
4.50%, 02/23/36(a)	11,155	10,961,263
4.65%, 02/23/46	29,148	26,184,001
4.75%, 05/12/35(a)	8,044	7,968,211
4.85%, 05/10/53(a)	9,914	9,194,319
Dell International LLC/EMC Corp.
3.38%, 12/15/41	8,141	5,911,207
4.85%, 02/01/35(a)	6,725	6,374,693
5.00%, 04/01/30	10,474	10,512,383

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.30%, 10/01/29	$12,060	$12,300,862
5.30%, 04/01/32	9,646	9,796,669
5.40%, 04/15/34(a)	9,404	9,425,931
5.50%, 04/01/35(a)	9,507	9,383,258
5.75%, 02/01/33(a)	7,773	8,037,856
6.20%, 07/15/30	8,354	8,845,790
8.10%, 07/15/36(a)	9,030	10,664,238
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	15,561	15,412,327
4.85%, 10/15/31	11,144	11,052,526
5.00%, 10/15/34	15,830	15,444,908
5.60%, 10/15/54	13,371	12,506,733
6.20%, 10/15/35(a)	7,083	7,377,930
6.35%, 10/15/45(a)	14,022	14,025,597
HP Inc.
2.65%, 06/17/31	11,780	10,195,298
4.00%, 04/15/29	14,090	13,647,923
5.50%, 01/15/33(a)	7,537	7,511,254
6.00%, 09/15/41(a)	9,380	9,147,039
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	4,233	4,139,535
5.25%, 02/05/44(a)	8,979	8,431,758
5.30%, 02/05/54(a)	12,235	11,138,131
International Business Machines Corp.
1.95%, 05/15/30	10,916	9,622,410
2.95%, 05/15/50(a)	7,425	4,598,896
3.50%, 05/15/29(a)	14,691	14,157,441
4.00%, 06/20/42	7,130	5,780,047
4.15%, 05/15/39(a)	14,875	12,818,818
4.25%, 05/15/49(a)	21,446	16,937,360
4.40%, 07/27/32(a)	6,707	6,502,072
4.75%, 02/06/33(a)	4,142	4,097,679
4.80%, 02/10/30	16,519	16,673,591
4.90%, 07/27/52(a)	6,403	5,547,447
5.00%, 02/10/32(a)	8,299	8,364,656
5.20%, 02/10/35	8,436	8,393,965
5.70%, 02/10/55(a)	9,204	8,872,358
Leidos Inc.
2.30%, 02/15/31	6,247	5,400,300
4.38%, 05/15/30	4,823	4,698,853
5.75%, 03/15/33(a)	2,409	2,474,585
		779,251,622
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	7,921	7,606,276
3.63%, 03/24/32	16,152	14,911,423
4.00%, 03/24/52(a)	6,936	5,226,763
Kenvue Inc.
4.85%, 05/22/32(a)	5,161	5,182,132
4.90%, 03/22/33(a)	8,422	8,450,999
5.00%, 03/22/30(a)	6,205	6,356,171
5.05%, 03/22/53(a)	8,719	7,953,889
5.10%, 03/22/43(a)	6,154	5,819,518
5.20%, 03/22/63	8,790	7,960,604
Procter & Gamble Co. (The)
1.20%, 10/29/30	9,986	8,530,577
1.95%, 04/23/31(a)	5,992	5,265,119
2.30%, 02/01/32(a)	6,095	5,401,855
3.00%, 03/25/30(a)	12,601	11,949,260
4.05%, 01/26/33(a)	3,965	3,868,716
4.55%, 01/29/34	7,321	7,254,312
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Unilever Capital Corp.
1.75%, 08/12/31	$10,029	$8,590,866
2.13%, 09/06/29(a)	4,387	4,016,755
4.63%, 08/12/34(a)	9,015	8,845,508
5.00%, 12/08/33(a)	6,775	6,882,989
5.90%, 11/15/32(a)	8,134	8,782,098
		148,855,830
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	22,614	21,342,725
3.30%, 01/30/32	34,587	30,767,122
3.40%, 10/29/33	11,187	9,642,201
3.85%, 10/29/41(a)	13,912	10,818,987
4.63%, 09/10/29(a)	10,323	10,234,602
4.95%, 09/10/34	8,134	7,808,936
5.10%, 01/19/29	9,120	9,200,419
5.38%, 12/15/31	8,356	8,402,001
5.75%, 06/06/28(a)	3,413	3,504,363
6.15%, 09/30/30	11,611	12,257,689
Air Lease Corp.
2.88%, 01/15/32(a)	9,547	8,364,695
3.13%, 12/01/30	9,474	8,659,802
Ally Financial Inc.
2.20%, 11/02/28(a)	6,496	5,930,239
8.00%, 11/01/31	15,034	16,814,286
American Express Co.
4.05%, 05/03/29(a)	6,980	6,927,113
4.05%, 12/03/42(a)	9,047	7,512,897
Ameriprise Financial Inc.
5.15%, 05/15/33(a)	5,691	5,729,387
5.20%, 04/15/35	9,739	9,638,296
Apollo Global Management Inc., 5.80%, 05/21/54	8,974	8,606,332
Brookfield Finance Inc.
3.50%, 03/30/51	7,071	4,677,153
4.35%, 04/15/30	11,979	11,687,871
4.70%, 09/20/47	6,695	5,533,591
4.85%, 03/29/29(a)	9,916	9,929,538
5.97%, 03/04/54(a)	8,651	8,369,792
Capital One Financial Corp., 6.70%, 11/29/32(a)	6,647	7,145,357
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	6,199	5,243,064
1.95%, 12/01/31(a)	8,448	7,096,629
2.30%, 05/13/31(a)	10,930	9,566,116
2.90%, 03/03/32	6,359	5,618,106
CME Group Inc.
2.65%, 03/15/32	7,821	6,918,970
4.40%, 03/15/30	9,298	9,277,723
5.30%, 09/15/43	6,330	6,207,997
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	13,896	11,387,188
2.10%, 06/15/30(a)	12,282	10,930,232
2.65%, 09/15/40	13,533	9,654,697
3.00%, 06/15/50	9,820	6,250,221
3.00%, 09/15/60(a)	11,098	6,573,230
3.63%, 09/01/28	2,512	2,451,203
4.25%, 09/21/48(a)	11,564	9,290,925
4.35%, 06/15/29(a)	14,432	14,392,560
4.60%, 03/15/33	11,905	11,692,499
4.95%, 06/15/52(a)	11,604	10,256,910

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 06/15/62	$9,629	$8,726,256
5.25%, 06/15/31	10,324	10,635,834
Jefferies Financial Group Inc.
2.63%, 10/15/31	12,490	10,656,502
4.15%, 01/23/30(a)	11,397	10,993,798
5.88%, 07/21/28	3,232	3,317,497
6.20%, 04/14/34	16,224	16,550,234
LPL Holdings Inc.
5.20%, 03/15/30(a)	8,916	8,966,433
6.75%, 11/17/28(a)	6,485	6,884,915
Mastercard Inc.
2.00%, 11/18/31	7,650	6,600,129
2.95%, 06/01/29(a)	10,593	10,097,856
3.35%, 03/26/30(a)	11,951	11,434,726
3.65%, 06/01/49(a)	10,644	7,921,746
3.85%, 03/26/50(a)	12,241	9,399,983
4.35%, 01/15/32	9,336	9,176,200
4.55%, 01/15/35(a)	12,937	12,549,089
4.85%, 03/09/33(a)	7,233	7,285,683
4.88%, 05/09/34	9,739	9,713,508
Nasdaq Inc.
5.55%, 02/15/34	10,181	10,435,207
5.95%, 08/15/53(a)	7,479	7,418,675
6.10%, 06/28/63	6,202	6,136,842
Nomura Holdings Inc.
2.17%, 07/14/28	9,963	9,233,094
2.61%, 07/14/31	8,912	7,750,089
2.68%, 07/16/30	16,030	14,364,669
3.00%, 01/22/32	5,076	4,428,240
3.10%, 01/16/30	11,271	10,420,133
5.78%, 07/03/34(a)	12,922	13,174,558
6.07%, 07/12/28	1,324	1,374,805
6.18%, 01/18/33(a)	1,160	1,216,212
Raymond James Financial Inc.
3.75%, 04/01/51	7,761	5,523,628
4.95%, 07/15/46	6,170	5,406,635
Synchrony Financial, 2.88%, 10/28/31(a)	10,566	8,986,537
Visa Inc.
1.10%, 02/15/31(a)	13,280	11,224,405
2.00%, 08/15/50(a)	19,193	10,260,647
2.05%, 04/15/30(a)	15,539	14,024,807
2.70%, 04/15/40	10,158	7,537,511
3.65%, 09/15/47(a)	6,125	4,668,826
4.15%, 12/14/35(a)	12,316	11,592,285
4.30%, 12/14/45(a)	27,559	23,485,964
		741,887,822
Electric — 4.2%
AES Corp. (The)
2.45%, 01/15/31(a)	17,835	15,269,945
5.45%, 06/01/28	23	23,277
5.80%, 03/15/32(a)	8,703	8,619,058
Ameren Corp.
3.50%, 01/15/31(a)	8,505	7,931,032
5.38%, 03/15/35	6,282	6,215,878
American Electric Power Co. Inc.
5.20%, 01/15/29	7,643	7,785,994
5.63%, 03/01/33(a)	5,083	5,194,346
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	12,865	7,610,172
3.70%, 07/15/30	12,835	12,344,455
3.80%, 07/15/48	6,235	4,528,982
Security	Par (000)	Value
Electric (continued)
4.25%, 10/15/50	$5,577	$4,292,746
4.45%, 01/15/49	7,357	5,894,982
4.50%, 02/01/45(a)	4,707	3,937,220
4.60%, 05/01/53	8,493	6,868,549
5.15%, 11/15/43	5,897	5,417,927
6.13%, 04/01/36	14,816	15,601,895
Commonwealth Edison Co., 4.00%, 03/01/48	6,449	4,890,425
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	7,833	5,997,323
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	8,549	7,566,710
3.60%, 06/15/61(a)	6,209	4,083,534
4.45%, 03/15/44	8,119	6,842,847
4.63%, 12/01/54(a)	5,799	4,723,800
5.70%, 05/15/54	7,128	6,908,964
5.90%, 11/15/53	7,246	7,200,896
Series 20B, 3.95%, 04/01/50	7,488	5,668,478
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	7,984	7,659,660
5.75%, 03/15/54	9,553	9,096,197
6.25%, 10/01/39	7,053	7,328,787
6.50%, 10/01/53	6,335	6,641,731
Dominion Energy Inc.
5.00%, 06/15/30	9,211	9,297,403
5.38%, 11/15/32	7,588	7,665,675
Series C, 2.25%, 08/15/31	11,830	10,142,452
Series C, 3.38%, 04/01/30	7,227	6,780,740
DTE Energy Co.
4.88%, 06/01/28(a)	2,841	2,866,123
5.10%, 03/01/29(a)	15,724	15,940,005
5.20%, 04/01/30	10,017	10,176,992
5.85%, 06/01/34(a)	5,130	5,277,603
Duke Energy Carolinas LLC
3.20%, 08/15/49	8,873	5,825,235
4.95%, 01/15/33(a)	8,500	8,505,908
5.30%, 02/15/40	7,419	7,264,232
5.35%, 01/15/53	5,252	4,864,421
5.40%, 01/15/54	5,864	5,474,741
Duke Energy Corp.
2.45%, 06/01/30	9,562	8,591,309
2.55%, 06/15/31	7,104	6,233,299
3.30%, 06/15/41	6,770	4,932,688
3.50%, 06/15/51	5,193	3,430,839
3.75%, 09/01/46	10,951	7,860,084
4.50%, 08/15/32(a)	10,645	10,238,819
5.00%, 08/15/52(a)	9,569	8,108,806
5.45%, 06/15/34(a)	8,790	8,876,011
5.80%, 06/15/54(a)	7,132	6,780,689
6.10%, 09/15/53	6,026	5,970,335
Duke Energy Florida LLC, 6.40%, 06/15/38	8,472	9,125,075
Duke Energy Progress LLC
5.05%, 03/15/35(a)	7,710	7,596,236
5.55%, 03/15/55	7,095	6,759,354
Emera U.S. Finance LP, 4.75%, 06/15/46	7,523	6,068,769
Entergy Louisiana LLC
4.20%, 09/01/48	6,125	4,754,068
5.80%, 03/15/55	8,883	8,602,296
Eversource Energy
5.13%, 05/15/33	10,591	10,406,412
5.95%, 02/01/29	5,618	5,839,062

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Exelon Corp.
4.05%, 04/15/30	$14,424	$14,048,722
4.45%, 04/15/46	5,861	4,702,765
4.70%, 04/15/50	6,430	5,240,384
5.30%, 03/15/33	5,823	5,879,556
5.60%, 03/15/53(a)	8,589	8,002,538
FirstEnergy Corp., Series C, 3.40%, 03/01/50(a)	7,990	5,239,849
Florida Power & Light Co.
2.45%, 02/03/32	13,213	11,494,998
2.88%, 12/04/51	10,253	6,289,044
3.15%, 10/01/49	6,347	4,178,024
3.95%, 03/01/48	8,313	6,423,655
4.80%, 05/15/33	9,461	9,361,686
5.10%, 04/01/33	5,510	5,559,845
5.15%, 06/15/29(a)	10,880	11,211,722
5.30%, 06/15/34	9,951	10,112,262
5.30%, 04/01/53(a)	6,753	6,285,287
5.60%, 06/15/54	6,916	6,716,288
5.70%, 03/15/55	7,147	7,042,469
Georgia Power Co.
4.30%, 03/15/42	8,011	6,730,643
4.95%, 05/17/33	12,857	12,752,826
5.13%, 05/15/52(a)	5,983	5,432,729
5.25%, 03/15/34	8,443	8,485,429
Series A, 3.25%, 03/15/51	3,623	2,393,272
MidAmerican Energy Co.
3.65%, 04/15/29(a)	6,937	6,765,760
4.25%, 07/15/49	6,641	5,249,034
5.85%, 09/15/54(a)	8,300	8,273,574
National Grid PLC
5.42%, 01/11/34(a)	8,324	8,374,814
5.81%, 06/12/33	3,689	3,811,441
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	7,745	7,169,140
2.25%, 06/01/30(a)	12,570	11,181,847
2.44%, 01/15/32(a)	10,955	9,358,973
2.75%, 11/01/29(a)	9,051	8,359,744
4.90%, 03/15/29	7,750	7,819,145
5.00%, 07/15/32	8,983	8,958,363
5.05%, 03/15/30(a)	11,511	11,665,989
5.05%, 02/28/33(a)	10,485	10,428,644
5.25%, 03/15/34	9,238	9,178,047
5.25%, 02/28/53(a)	8,582	7,671,346
5.30%, 03/15/32	7,336	7,460,906
5.45%, 03/15/35(a)	9,577	9,577,133
5.55%, 03/15/54(a)	5,483	5,065,418
5.90%, 03/15/55	6,290	6,085,704
Northern States Power Co./MN, 5.10%, 05/15/53	5,922	5,315,415
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	8,717	7,530,350
5.55%, 06/15/54	7,254	6,820,902
5.65%, 11/15/33	5,776	5,981,377
Pacific Gas and Electric Co.
2.50%, 02/01/31	15,211	13,068,316
3.00%, 06/15/28	2,226	2,099,144
3.25%, 06/01/31	8,006	7,104,067
3.30%, 08/01/40	11,833	8,426,424
3.50%, 08/01/50(a)	15,030	9,511,626
3.75%, 07/01/28	4,030	3,886,461
3.95%, 12/01/47(a)	7,068	4,892,412
Security	Par (000)	Value
Electric (continued)
4.50%, 07/01/40	$16,463	$13,496,660
4.55%, 07/01/30	22,287	21,562,057
4.95%, 07/01/50	24,264	19,208,850
5.55%, 05/15/29	11,909	12,059,318
5.70%, 03/01/35	9,322	9,158,414
5.80%, 05/15/34(a)	8,976	8,882,522
5.90%, 10/01/54	6,372	5,720,482
6.10%, 01/15/29	11,686	12,064,940
6.15%, 01/15/33	6,897	7,017,686
6.15%, 03/01/55	6,457	5,966,737
6.40%, 06/15/33	10,200	10,508,674
6.70%, 04/01/53	6,125	6,065,755
6.75%, 01/15/53	12,717	12,660,826
6.95%, 03/15/34	7,291	7,759,131
PacifiCorp
2.90%, 06/15/52	7,095	4,080,122
5.35%, 12/01/53	9,058	7,950,497
5.45%, 02/15/34(a)	11,868	11,851,127
5.50%, 05/15/54(a)	11,101	9,973,751
5.80%, 01/15/55(a)	11,919	11,158,991
PPL Capital Funding Inc., 5.25%, 09/01/34	6,542	6,474,015
PPL Electric Utilities Corp., 5.25%, 05/15/53	4,862	4,517,095
Public Service Co. of Colorado
1.88%, 06/15/31(a)	9,794	8,291,396
5.25%, 04/01/53	6,629	5,888,066
5.35%, 05/15/34	4,926	4,906,569
5.75%, 05/15/54	6,268	5,985,915
Public Service Enterprise Group Inc.
2.45%, 11/15/31	8,617	7,450,337
5.20%, 04/01/29	7,024	7,169,440
San Diego Gas & Electric Co.
5.35%, 04/01/53	8,022	7,273,457
5.40%, 04/15/35(a)	8,202	8,223,831
Series VVV, 1.70%, 10/01/30	7,111	6,105,075
Series WWW, 2.95%, 08/15/51	4,606	2,803,147
Sempra
3.80%, 02/01/38	11,200	9,068,609
4.00%, 02/01/48	5,642	4,074,303
6.00%, 10/15/39	6,775	6,729,053
Southern California Edison Co.
3.65%, 02/01/50	9,689	6,289,607
4.00%, 04/01/47(a)	14,743	10,361,790
4.65%, 10/01/43	6,091	4,832,601
5.20%, 06/01/34	6,901	6,612,030
5.25%, 03/15/30(a)	12,008	12,061,999
5.45%, 06/01/31(a)	5,843	5,875,810
5.45%, 03/01/35(a)	7,551	7,312,309
5.95%, 11/01/32(a)	5,570	5,660,251
Series 20A, 2.95%, 02/01/51	8,062	4,564,515
Series C, 4.13%, 03/01/48	9,969	7,060,481
Southern Co. (The)
4.40%, 07/01/46(a)	13,623	10,999,605
4.85%, 06/15/28	4,257	4,308,405
4.85%, 03/15/35(a)	8,333	8,022,806
5.20%, 06/15/33	7,149	7,148,346
5.50%, 03/15/29	7,873	8,151,487
5.70%, 03/15/34	7,347	7,564,142
Series A, 3.70%, 04/30/30	12,904	12,355,677
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	4,905	4,855,745

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Virginia Electric & Power Co.
2.45%, 12/15/50(a)	$6,126	$3,325,717
2.95%, 11/15/51	7,188	4,351,044
5.00%, 04/01/33	6,810	6,763,891
5.45%, 04/01/53	6,039	5,574,828
Xcel Energy Inc.
5.45%, 08/15/33	6,025	6,038,455
5.50%, 03/15/34	5,875	5,852,625
5.60%, 04/15/35	7,737	7,740,597
		1,288,868,611
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	7,326	6,780,157
2.20%, 12/21/31(a)	11,358	9,858,085
2.80%, 12/21/51(a)	6,715	4,069,117
		20,707,359
Electronics — 0.4%
Amphenol Corp.
2.20%, 09/15/31(a)	6,741	5,839,010
2.80%, 02/15/30(a)	8,779	8,161,205
5.00%, 01/15/35	5,076	5,027,448
Honeywell International Inc.
1.75%, 09/01/31(a)	10,867	9,148,067
1.95%, 06/01/30(a)	11,014	9,746,349
2.70%, 08/15/29(a)	9,733	9,073,026
2.80%, 06/01/50	8,904	5,468,985
4.25%, 01/15/29	12,079	12,028,236
4.50%, 01/15/34	8,039	7,720,510
4.70%, 02/01/30	7,431	7,492,925
5.00%, 02/15/33	6,880	6,888,282
5.00%, 03/01/35	10,036	9,944,951
5.25%, 03/01/54	11,795	10,930,150
Keysight Technologies Inc., 5.35%, 07/30/30	4,620	4,714,117
		112,183,261
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29(a)	6,629	6,178,100
4.28%, 03/15/32(a)	37,344	31,700,246
5.05%, 03/15/42	30,756	22,170,546
5.14%, 03/15/52(a)	58,398	37,884,283
5.39%, 03/15/62	19,570	12,585,864
		110,519,039
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	4,956	4,117,141
4.88%, 04/01/29	10,698	10,872,633
5.00%, 04/01/34(a)	7,601	7,603,117
Waste Connections Inc.
2.95%, 01/15/52(a)	8,406	5,177,964
4.20%, 01/15/33(a)	4,793	4,573,289
5.00%, 03/01/34	6,332	6,304,030
Waste Management Inc.
1.50%, 03/15/31(a)	12,955	10,935,089
4.15%, 04/15/32(a)	7,057	6,808,219
4.63%, 02/15/30(a)	7,571	7,624,703
4.80%, 03/15/32(a)	7,761	7,767,597
4.88%, 02/15/29(a)	7,916	8,063,501
4.88%, 02/15/34(a)	7,087	7,060,563
4.95%, 07/03/31(a)	6,385	6,482,080
4.95%, 03/15/35	14,585	14,383,043
Security	Par (000)	Value
Environmental Control (continued)
5.35%, 10/15/54(a)	$11,159	$10,558,660
		118,331,629
Food — 1.3%
Conagra Brands Inc.
4.85%, 11/01/28(a)	5,813	5,838,555
5.30%, 11/01/38	12,373	11,579,508
5.40%, 11/01/48	7,768	6,840,437
General Mills Inc.
2.88%, 04/15/30(a)	9,252	8,517,795
4.88%, 01/30/30	4,513	4,550,152
4.95%, 03/29/33(a)	5,605	5,543,741
5.25%, 01/30/35(a)	9,111	9,036,843
Hormel Foods Corp.
1.70%, 06/03/28(a)	55	50,967
1.80%, 06/11/30(a)	10,474	9,219,005
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	8,576	8,975,990
6.20%, 11/15/33(a)	6,379	6,771,495
6.50%, 11/15/43(a)	7,832	8,207,390
6.50%, 11/15/53(a)	9,459	9,953,471
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32(a)	13,771	11,832,622
3.63%, 01/15/32(a)	8,020	7,231,369
4.38%, 02/02/52	9,048	6,810,509
5.50%, 01/15/30(a)	2,041	2,061,548
5.75%, 04/01/33(a)	13,361	13,553,760
6.50%, 12/01/52	11,416	11,582,562
6.75%, 03/15/34	13,075	14,047,679
7.25%, 11/15/53(a)	8,293	9,139,040
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	5,814	5,791,641
Kraft Heinz Foods Co.
4.38%, 06/01/46(a)	27,271	21,527,239
4.88%, 10/01/49	13,865	11,588,714
5.00%, 06/04/42	14,569	12,891,662
5.20%, 07/15/45	14,734	13,086,672
5.50%, 06/01/50(a)	7,242	6,591,497
6.88%, 01/26/39	6,354	6,864,585
Kroger Co. (The)
3.95%, 01/15/50	6,953	5,120,120
4.45%, 02/01/47	9,186	7,410,757
5.00%, 09/15/34	16,229	15,796,028
5.50%, 09/15/54(a)	17,500	16,185,402
5.65%, 09/15/64	14,121	13,036,331
Mondelez International Inc.
2.63%, 09/04/50(a)	7,898	4,567,044
2.75%, 04/13/30(a)	6,857	6,296,887
3.00%, 03/17/32	6,961	6,196,983
Sysco Corp.
3.15%, 12/14/51(a)	8,716	5,417,428
5.95%, 04/01/30	6,919	7,266,476
6.60%, 04/01/50(a)	9,018	9,535,034
The Campbell's Co.
4.75%, 03/23/35	8,625	8,138,327
5.40%, 03/21/34(a)	10,866	10,828,325
Tyson Foods Inc.
4.35%, 03/01/29	12,654	12,500,472
4.55%, 06/02/47	7,925	6,423,488
5.10%, 09/28/48(a)	11,092	9,701,093

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.70%, 03/15/34(a)	$5,875	$5,985,290
		400,091,933
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44	6,728	5,466,290
NiSource Inc.
1.70%, 02/15/31	11,296	9,549,305
2.95%, 09/01/29(a)	7,657	7,169,256
3.60%, 05/01/30	11,253	10,710,539
3.95%, 03/30/48	6,250	4,672,963
4.38%, 05/15/47	8,849	7,079,228
4.80%, 02/15/44(a)	6,834	5,913,981
5.85%, 04/01/55	5,187	5,015,201
		55,576,763
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30	8,506	8,813,334
6.40%, 04/15/33(a)	8,125	8,403,219
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	8,477	7,463,318
2.75%, 11/15/50(a)	8,517	4,688,225
		29,368,096
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	15,757	15,424,067
4.90%, 11/30/46	28,392	26,311,502
Agilent Technologies Inc., 2.30%, 03/12/31	8,818	7,704,838
Baxter International Inc.
2.27%, 12/01/28(a)	18,181	16,778,570
2.54%, 02/01/32(a)	13,465	11,544,373
3.13%, 12/01/51(a)	10,545	6,497,736
Danaher Corp.
2.60%, 10/01/50(a)	8,441	4,958,014
2.80%, 12/10/51(a)	9,033	5,457,927
DH Europe Finance II SARL
2.60%, 11/15/29	11,944	11,061,196
3.25%, 11/15/39	7,540	5,882,125
3.40%, 11/15/49(a)	6,813	4,713,725
GE HealthCare Technologies Inc.
4.80%, 08/14/29	9,606	9,654,242
5.86%, 03/15/30(a)	9,437	9,869,648
5.91%, 11/22/32(a)	11,721	12,302,618
6.38%, 11/22/52(a)	10,399	10,961,737
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	10,916	10,662,939
Medtronic Inc.
4.38%, 03/15/35	16,437	15,633,541
4.63%, 03/15/45(a)	14,428	12,660,792
Solventum Corp.
5.40%, 03/01/29	9,092	9,274,778
5.45%, 03/13/31(a)	13,173	13,485,427
5.60%, 03/23/34	15,612	15,731,939
5.90%, 04/30/54(a)	14,172	13,583,621
Stryker Corp.
1.95%, 06/15/30	7,747	6,829,841
4.25%, 09/11/29(a)	8,040	7,976,059
4.63%, 09/11/34(a)	7,768	7,508,369
4.63%, 03/15/46	6,039	5,200,286
4.85%, 02/10/30	11,578	11,691,337
5.20%, 02/10/35	8,955	8,954,750
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	$18,294	$15,722,348
2.60%, 10/01/29	10,503	9,767,776
2.80%, 10/15/41	7,237	5,054,063
4.10%, 08/15/47	6,620	5,259,454
4.98%, 08/10/30	3,493	3,566,990
5.00%, 01/31/29(a)	8,105	8,285,324
5.09%, 08/10/33(a)	5,723	5,763,528
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	13,272	11,573,598
		363,309,078
Health Care - Services — 3.9%
Aetna Inc., 6.63%, 06/15/36	8,061	8,504,440
Ascension Health
3.95%, 11/15/46	7,626	5,973,752
Series B, 2.53%, 11/15/29(a)	5,997	5,526,607
Centene Corp.
2.45%, 07/15/28	1,194	1,099,800
2.50%, 03/01/31	17,197	14,607,926
2.63%, 08/01/31(a)	15,684	13,275,461
3.00%, 10/15/30(a)	18,052	15,871,309
3.38%, 02/15/30	20,949	19,122,356
4.63%, 12/15/29	31,087	30,073,900
Cigna Group (The)
2.38%, 03/15/31	16,186	14,132,678
2.40%, 03/15/30	13,101	11,809,087
3.20%, 03/15/40	4,916	3,655,390
3.40%, 03/15/50	13,932	9,101,645
3.40%, 03/15/51	10,446	6,787,047
3.88%, 10/15/47	10,194	7,396,366
4.38%, 10/15/28	8,297	8,244,712
4.80%, 08/15/38	16,457	15,058,481
4.80%, 07/15/46	11,436	9,689,225
4.90%, 12/15/48	23,376	19,790,316
5.00%, 05/15/29(a)	8,830	8,952,063
5.13%, 05/15/31(a)	9,191	9,335,793
5.25%, 02/15/34(a)	9,921	9,903,595
5.40%, 03/15/33(a)	6,521	6,626,898
5.60%, 02/15/54(a)	13,264	12,251,510
CommonSpirit Health
3.35%, 10/01/29	2,660	2,515,478
4.19%, 10/01/49(a)	1,859	1,396,295
Elevance Health Inc.
2.25%, 05/15/30(a)	5,805	5,173,911
2.55%, 03/15/31	8,552	7,557,920
2.88%, 09/15/29	8,708	8,116,369
3.13%, 05/15/50(a)	8,817	5,559,324
3.60%, 03/15/51(a)	11,841	8,106,276
3.70%, 09/15/49	4,082	2,846,328
4.38%, 12/01/47	11,974	9,503,613
4.55%, 03/01/48	7,430	6,006,066
4.63%, 05/15/42	6,769	5,793,138
4.65%, 01/15/43	7,745	6,623,331
4.65%, 08/15/44(a)	6,453	5,469,080
4.75%, 02/15/30	7,055	7,077,776
4.75%, 02/15/33	7,197	7,011,407
4.95%, 11/01/31	9,716	9,725,015
5.13%, 02/15/53	9,645	8,388,780
5.20%, 02/15/35	9,714	9,636,742
5.38%, 06/15/34	5,986	6,000,258
5.65%, 06/15/54	7,748	7,241,128

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.70%, 02/15/55	$11,005	$10,356,165
5.85%, 11/01/64	6,463	6,092,656
6.10%, 10/15/52	6,414	6,377,806
HCA Inc.
2.38%, 07/15/31	8,761	7,492,478
3.50%, 09/01/30(a)	21,697	20,233,639
3.50%, 07/15/51(a)	16,012	10,300,324
3.63%, 03/15/32	13,356	12,113,192
4.13%, 06/15/29	14,782	14,385,820
4.63%, 03/15/52	20,012	15,665,057
5.13%, 06/15/39	5,927	5,435,980
5.25%, 03/01/30(a)	7,473	7,581,961
5.25%, 06/15/49	17,308	14,983,738
5.45%, 04/01/31	14,655	14,916,356
5.45%, 09/15/34	14,580	14,450,406
5.50%, 03/01/32	8,467	8,578,966
5.50%, 06/01/33(a)	11,672	11,769,621
5.50%, 06/15/47	14,267	12,910,574
5.60%, 04/01/34(a)	9,683	9,737,322
5.63%, 09/01/28	3,013	3,082,172
5.75%, 03/01/35(a)	10,255	10,343,175
5.88%, 02/01/29	7,149	7,375,190
5.90%, 06/01/53	8,787	8,247,527
5.95%, 09/15/54(a)	9,840	9,265,925
6.00%, 04/01/54	12,200	11,580,589
6.20%, 03/01/55(a)	11,310	11,046,402
Humana Inc.
2.15%, 02/03/32	3,071	2,515,482
3.70%, 03/23/29	2,980	2,859,123
4.95%, 10/01/44	3,461	2,891,564
5.38%, 04/15/31	6,704	6,747,943
5.50%, 03/15/53(a)	4,027	3,483,648
5.55%, 05/01/35(a)	100	98,284
5.75%, 04/15/54	4,885	4,389,612
5.88%, 03/01/33	4,270	4,336,783
5.95%, 03/15/34(a)	3,356	3,401,469
ICON Investments Six DAC, 5.85%, 05/08/29	7,848	8,050,581
IQVIA Inc., 6.25%, 02/01/29	11,742	12,144,591
Kaiser Foundation Hospitals
4.15%, 05/01/47	6,408	5,121,022
Series 2019, 3.27%, 11/01/49	2,825	1,897,150
Series 2021, 2.81%, 06/01/41(a)	10,203	7,099,874
Series 2021, 3.00%, 06/01/51(a)	4,636	2,908,367
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	6,816	5,768,022
4.80%, 10/01/34	10,584	10,161,107
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	5,993	3,238,914
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	8,502	7,845,474
5.00%, 12/15/34	6,224	6,105,272
6.40%, 11/30/33	6,149	6,636,934
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	12,224	10,767,647
2.30%, 05/15/31	11,145	9,648,161
2.75%, 05/15/40(a)	8,060	5,636,811
2.88%, 08/15/29(a)	9,362	8,730,496
2.90%, 05/15/50	9,750	5,853,357
3.05%, 05/15/41	14,769	10,514,527
3.13%, 05/15/60(a)	9,032	5,216,450
3.25%, 05/15/51	16,748	10,686,306
Security	Par (000)	Value
Health Care - Services (continued)
3.50%, 08/15/39	$6,595	$5,200,484
3.70%, 08/15/49	10,877	7,643,140
3.75%, 10/15/47	9,271	6,690,930
3.88%, 12/15/28(a)	5,215	5,095,465
3.88%, 08/15/59(a)	11,507	7,775,431
4.00%, 05/15/29	6,820	6,661,955
4.20%, 05/15/32	8,978	8,526,338
4.20%, 01/15/47	6,000	4,626,414
4.25%, 01/15/29	7,342	7,250,895
4.25%, 03/15/43(a)	5,539	4,506,661
4.25%, 06/15/48	12,496	9,681,663
4.45%, 12/15/48	9,264	7,371,158
4.50%, 04/15/33	15,464	14,746,184
4.63%, 07/15/35	8,108	7,673,646
4.75%, 07/15/45	16,825	14,299,384
4.75%, 05/15/52(a)	17,094	14,059,384
4.80%, 01/15/30	10,033	10,074,410
4.90%, 04/15/31(a)	8,085	8,089,224
4.95%, 01/15/32	8,393	8,351,226
4.95%, 05/15/62	8,128	6,688,307
5.00%, 04/15/34	12,113	11,844,107
5.05%, 04/15/53	16,386	14,092,933
5.15%, 07/15/34(a)	13,568	13,419,183
5.20%, 04/15/63(a)	14,658	12,473,096
5.30%, 02/15/30	10,986	11,245,631
5.35%, 02/15/33	15,030	15,166,648
5.38%, 04/15/54(a)	14,683	13,225,664
5.50%, 07/15/44(a)	10,868	10,239,597
5.50%, 04/15/64	10,442	9,369,441
5.63%, 07/15/54	21,887	20,409,903
5.75%, 07/15/64	14,571	13,606,897
5.80%, 03/15/36	5,980	6,100,718
5.88%, 02/15/53	15,882	15,364,525
6.05%, 02/15/63	12,097	11,769,030
6.88%, 02/15/38	6,035	6,676,519
Universal Health Services Inc., 2.65%, 10/15/30	15,406	13,526,770
		1,199,159,565
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	7,952	8,166,711
6.90%, 04/13/29	11,788	12,213,817
Ares Capital Corp.
2.88%, 06/15/28	1,347	1,256,310
5.50%, 09/01/30	4,430	4,393,035
5.80%, 03/08/32	10,415	10,260,106
5.88%, 03/01/29(a)	7,077	7,172,196
5.95%, 07/15/29(a)	10,247	10,424,576
Ares Strategic Income Fund
5.60%, 02/15/30	7,187	7,061,830
6.20%, 03/21/32(a)	5,591	5,554,540
Blackstone Private Credit Fund
6.00%, 01/29/32	5,789	5,779,684
6.00%, 11/22/34	3,464	3,345,660
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	102	101,914
Blue Owl Credit Income Corp.
5.80%, 03/15/30	6,618	6,549,395
6.60%, 09/15/29(a)	9,814	10,031,419
6.65%, 03/15/31(a)	6,115	6,198,323
FS KKR Capital Corp., 3.13%, 10/12/28	1,949	1,765,471

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	$7,194	$7,020,408
Sixth Street Lending Partners
6.13%, 07/15/30(a)(b)	8,958	9,051,626
6.50%, 03/11/29(a)	6,632	6,808,854
		123,155,875
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30(a)	9,540	9,020,959
Insurance — 2.1%
Allstate Corp. (The), 5.25%, 03/30/33(a)	7,743	7,846,290
American International Group Inc.
4.38%, 06/30/50	11,673	9,449,973
4.75%, 04/01/48	8,050	6,937,996
5.13%, 03/27/33(a)	5,477	5,482,715
Aon Corp.
2.80%, 05/15/30(a)	5,826	5,337,123
3.75%, 05/02/29(a)	6,454	6,270,932
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	9,848	7,091,563
5.35%, 02/28/33	5,111	5,198,114
Aon North America Inc.
5.15%, 03/01/29	9,150	9,333,509
5.45%, 03/01/34	16,650	16,828,343
5.75%, 03/01/54	17,191	16,445,823
Arch Capital Group Ltd., 3.64%, 06/30/50	9,227	6,526,179
Arthur J Gallagher & Co.
3.50%, 05/20/51	8,407	5,673,508
4.85%, 12/15/29	9,274	9,347,979
5.15%, 02/15/35	9,191	9,060,002
5.55%, 02/15/55	12,817	11,919,947
Athene Holding Ltd.
6.25%, 04/01/54	7,702	7,356,997
6.63%, 05/19/55	3,581	3,576,755
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	8,416	7,304,177
2.50%, 01/15/51(a)	10,441	6,062,301
2.85%, 10/15/50	14,412	9,050,500
2.88%, 03/15/32(a)	3,709	3,391,305
3.85%, 03/15/52(a)	24,338	18,279,534
4.20%, 08/15/48	19,088	15,652,429
4.25%, 01/15/49	17,504	14,484,077
5.75%, 01/15/40	5,904	6,253,354
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	8,445	7,665,635
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,973	1,488,244
Chubb Corp. (The), 6.00%, 05/11/37(a)	7,847	8,354,252
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	14,384	12,366,179
3.05%, 12/15/61	5,891	3,510,455
4.35%, 11/03/45	14,990	12,571,494
5.00%, 03/15/34	9,944	9,947,344
Corebridge Financial Inc.
3.85%, 04/05/29(a)	8,206	7,960,051
3.90%, 04/05/32	13,198	12,163,013
4.40%, 04/05/52(a)	9,060	7,030,929
5.75%, 01/15/34	8,517	8,683,632
Equitable Holdings Inc., 5.00%, 04/20/48	9,522	8,187,977
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	9,166	5,517,750
3.50%, 10/15/50	7,383	4,866,819
Security	Par (000)	Value
Insurance (continued)
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	$2,043	$2,076,790
6.00%, 12/07/33	4,033	4,143,690
6.35%, 03/22/54(a)	6,416	6,289,871
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	8,011	5,726,203
Manulife Financial Corp.
3.70%, 03/16/32	3,440	3,201,034
5.38%, 03/04/46	5,634	5,370,646
Marsh & McLennan Companies Inc.
2.25%, 11/15/30(a)	7,154	6,342,262
4.38%, 03/15/29	11,020	11,015,450
4.65%, 03/15/30	13,381	13,427,991
4.85%, 11/15/31	14,550	14,614,649
4.90%, 03/15/49	13,100	11,530,834
5.00%, 03/15/35	16,956	16,683,276
5.40%, 03/15/55	13,617	12,708,965
5.70%, 09/15/53(a)	5,750	5,639,898
MetLife Inc.
4.05%, 03/01/45	12,880	10,313,933
4.13%, 08/13/42	6,682	5,499,666
4.55%, 03/23/30(a)	6,090	6,142,201
4.60%, 05/13/46	8,362	7,256,821
4.88%, 11/13/43	7,451	6,705,163
5.00%, 07/15/52(a)	8,003	7,096,027
5.25%, 01/15/54(a)	7,640	7,008,989
5.30%, 12/15/34(a)	6,864	6,942,366
5.38%, 07/15/33(a)	6,272	6,450,482
5.70%, 06/15/35(a)	10,223	10,669,228
5.88%, 02/06/41	7,387	7,541,362
6.38%, 06/15/34(a)	6,737	7,353,834
Progressive Corp. (The), 4.13%, 04/15/47	5,915	4,704,796
Prudential Financial Inc.
3.70%, 03/13/51	13,270	9,477,571
3.91%, 12/07/47	7,795	5,910,407
3.94%, 12/07/49	9,451	7,058,632
4.35%, 02/25/50	8,505	6,853,315
4.60%, 05/15/44(a)	5,616	4,815,555
5.20%, 03/14/35(a)	10,010	9,957,383
5.70%, 12/14/36(a)	6,483	6,667,426
Travelers Companies Inc. (The)
3.05%, 06/08/51(a)	6,866	4,398,890
5.35%, 11/01/40	6,725	6,591,671
5.45%, 05/25/53	7,818	7,477,127
6.25%, 06/15/37	8,407	9,114,399
Willis North America Inc.
5.35%, 05/15/33	6,761	6,798,528
5.90%, 03/05/54	7,513	7,256,493
		645,309,023
Internet — 2.2%
Alphabet Inc.
1.10%, 08/15/30(a)	17,580	15,010,843
1.90%, 08/15/40	14,792	9,677,153
2.05%, 08/15/50	24,981	13,466,685
2.25%, 08/15/60(a)	21,273	11,090,555
4.00%, 05/15/30(a)	8,752	8,668,446
4.50%, 05/15/35(a)	12,502	12,141,606
5.25%, 05/15/55	5,782	5,590,892
5.30%, 05/15/65	5,417	5,179,865
Amazon.com Inc.
1.50%, 06/03/30	15,690	13,741,195

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
2.10%, 05/12/31	$24,147	$21,249,594
2.50%, 06/03/50(a)	22,263	13,090,980
2.70%, 06/03/60	19,842	11,114,082
2.88%, 05/12/41	18,033	13,212,995
3.10%, 05/12/51	28,334	18,751,093
3.25%, 05/12/61	20,251	12,909,038
3.45%, 04/13/29(a)	18,152	17,733,404
3.60%, 04/13/32	21,552	20,412,087
3.88%, 08/22/37	22,664	20,184,699
3.95%, 04/13/52(a)	17,779	13,756,000
4.05%, 08/22/47	30,392	24,720,339
4.10%, 04/13/62	12,772	9,780,188
4.25%, 08/22/57	19,119	15,291,143
4.65%, 12/01/29(a)	12,954	13,190,525
4.70%, 12/01/32(a)	11,225	11,314,036
4.80%, 12/05/34(a)	7,044	7,097,930
4.95%, 12/05/44(a)	9,546	9,038,128
Booking Holdings Inc., 4.63%, 04/13/30	11,449	11,510,130
eBay Inc.
2.60%, 05/10/31(a)	6,643	5,881,819
2.70%, 03/11/30(a)	5,064	4,645,264
3.65%, 05/10/51	5,044	3,515,938
4.00%, 07/15/42	8,192	6,464,523
Expedia Group Inc.
3.25%, 02/15/30(a)	9,855	9,194,129
5.40%, 02/15/35(a)	9,909	9,778,278
Meta Platforms Inc.
3.85%, 08/15/32	30,405	28,851,660
4.30%, 08/15/29(a)	11,809	11,841,566
4.45%, 08/15/52	24,547	20,267,096
4.55%, 08/15/31	6,292	6,316,405
4.65%, 08/15/62	15,482	12,792,696
4.75%, 08/15/34	20,024	19,793,350
4.80%, 05/15/30	6,802	6,966,481
4.95%, 05/15/33	13,710	13,873,087
5.40%, 08/15/54	27,529	26,185,879
5.55%, 08/15/64	26,486	25,384,614
5.60%, 05/15/53	21,087	20,645,786
5.75%, 05/15/63	14,919	14,730,358
Netflix Inc.
4.90%, 08/15/34	7,814	7,835,779
5.40%, 08/15/54	9,517	9,139,615
5.88%, 11/15/28	7,482	7,846,705
6.38%, 05/15/29	14,687	15,716,694
Uber Technologies Inc.
4.30%, 01/15/30	11,113	10,958,734
4.80%, 09/15/34	14,038	13,568,962
5.35%, 09/15/54(a)	11,510	10,476,828
		681,595,877
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	6,765	7,318,793
Lodging — 0.3%
Las Vegas Sands Corp., 3.90%, 08/08/29	9,502	8,928,870
Marriott International Inc., 5.50%, 04/15/37	14,511	14,167,857
Marriott International Inc./MD
4.90%, 04/15/29	6,354	6,407,996
5.30%, 05/15/34	8,894	8,813,882
5.35%, 03/15/35	8,044	7,925,636
Series FF, 4.63%, 06/15/30(a)	8,474	8,401,074
Series GG, 3.50%, 10/15/32	12,050	10,757,886
Security	Par (000)	Value
Lodging (continued)
Series HH, 2.85%, 04/15/31	$9,583	$8,560,096
Sands China Ltd., 5.40%, 08/08/28	9,535	9,511,388
		83,474,685
Machinery — 0.7%
Caterpillar Financial Services Corp., 4.70%, 11/15/29	11,328	11,476,610
Caterpillar Inc.
2.60%, 04/09/30	8,727	8,064,630
3.25%, 09/19/49	10,379	7,077,978
3.25%, 04/09/50(a)	7,781	5,317,269
3.80%, 08/15/42	12,748	10,320,562
5.20%, 05/15/35	8,727	8,759,334
5.20%, 05/27/41	6,339	6,180,766
Deere & Co.
3.75%, 04/15/50(a)	6,098	4,622,221
3.90%, 06/09/42(a)	11,172	9,302,535
5.45%, 01/16/35	10,388	10,639,498
5.70%, 01/19/55(a)	7,231	7,254,491
Ingersoll Rand Inc.
5.18%, 06/15/29	6,495	6,623,763
5.45%, 06/15/34(a)	6,264	6,317,782
5.70%, 08/14/33	6,088	6,257,704
John Deere Capital Corp.
4.40%, 09/08/31(a)	12,423	12,293,114
4.50%, 01/16/29	11,656	11,733,666
4.70%, 06/10/30	3,901	3,936,891
4.85%, 06/11/29(a)	8,981	9,143,463
4.90%, 03/07/31	8,329	8,454,965
4.95%, 07/14/28	4,942	5,044,135
5.10%, 04/11/34	7,874	7,903,644
5.15%, 09/08/33	8,674	8,818,784
Series 1, 5.05%, 06/12/34(a)	7,860	7,869,750
Otis Worldwide Corp.
2.57%, 02/15/30	8,873	8,097,017
3.11%, 02/15/40	7,815	5,845,176
3.36%, 02/15/50(a)	5,324	3,569,336
5.25%, 08/16/28(a)	5,078	5,206,233
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	7,545	7,564,880
5.50%, 05/29/35	4,183	4,191,174
		217,887,371
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29	10,968	10,094,737
3.25%, 08/26/49	7,398	4,911,104
3.38%, 03/01/29(a)	7,186	6,905,685
4.00%, 09/14/48(a)	6,364	4,917,348
Eaton Corp.
4.15%, 03/15/33(a)	8,825	8,443,735
4.15%, 11/02/42	6,633	5,547,395
Illinois Tool Works Inc., 3.90%, 09/01/42(a)	8,542	6,888,586
Parker-Hannifin Corp.
3.25%, 06/14/29	8,475	8,097,145
4.00%, 06/14/49	4,897	3,762,721
4.50%, 09/15/29	12,736	12,790,839
Teledyne Technologies Inc., 2.75%, 04/01/31	9,248	8,229,079
		80,588,374

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29(a)	$5,059	$4,624,256
2.30%, 02/01/32(a)	8,874	7,316,500
2.80%, 04/01/31	9,131	8,013,746
3.50%, 06/01/41	11,931	8,401,396
3.50%, 03/01/42	12,955	8,978,801
3.70%, 04/01/51	20,606	13,272,510
3.85%, 04/01/61(a)	15,824	9,755,586
3.90%, 06/01/52(a)	20,493	13,523,491
3.95%, 06/30/62	15,720	9,773,710
4.40%, 04/01/33	9,693	8,927,950
4.40%, 12/01/61(a)	12,248	8,283,754
4.80%, 03/01/50	23,654	18,298,630
5.05%, 03/30/29	4,648	4,667,267
5.13%, 07/01/49	10,387	8,383,936
5.25%, 04/01/53(a)	12,007	9,896,169
5.38%, 04/01/38(a)	12,188	11,231,917
5.38%, 05/01/47	20,955	17,601,569
5.50%, 04/01/63	6,770	5,541,525
5.75%, 04/01/48	18,616	16,344,600
6.10%, 06/01/29	6,533	6,797,802
6.38%, 10/23/35	17,211	17,673,604
6.48%, 10/23/45	27,217	26,213,047
6.55%, 06/01/34	10,153	10,627,578
6.65%, 02/01/34	7,526	7,907,251
Comcast Corp.
1.50%, 02/15/31(a)	14,835	12,486,287
1.95%, 01/15/31	7,594	6,570,258
2.45%, 08/15/52(a)	12,593	6,695,023
2.65%, 02/01/30	10,993	10,139,301
2.65%, 08/15/62	10,355	5,267,539
2.80%, 01/15/51	16,418	9,606,705
2.89%, 11/01/51(a)	45,841	27,194,499
2.94%, 11/01/56	52,474	29,966,012
2.99%, 11/01/63(a)	33,382	18,414,399
3.20%, 07/15/36(a)	14,520	11,896,749
3.25%, 11/01/39	12,043	9,211,015
3.40%, 04/01/30	8,740	8,288,003
3.40%, 07/15/46	13,762	9,562,246
3.45%, 02/01/50	15,939	10,712,612
3.75%, 04/01/40	13,543	10,959,606
3.90%, 03/01/38	12,108	10,274,281
3.97%, 11/01/47	17,501	13,134,483
4.00%, 08/15/47	10,197	7,691,352
4.00%, 03/01/48	10,000	7,514,799
4.00%, 11/01/49	16,631	12,360,239
4.05%, 11/01/52	8,312	6,119,042
4.15%, 10/15/28	10,009	9,949,795
4.20%, 08/15/34(a)	13,424	12,477,246
4.25%, 10/15/30(a)	10,894	10,733,253
4.25%, 01/15/33	14,612	13,909,271
4.40%, 08/15/35(a)	8,800	8,218,416
4.55%, 01/15/29	11,464	11,531,343
4.60%, 10/15/38	6,173	5,597,102
4.60%, 08/15/45	7,384	6,234,844
4.65%, 02/15/33	9,268	9,085,027
4.70%, 10/15/48	15,720	13,222,413
4.80%, 05/15/33	7,083	6,954,380
4.95%, 10/15/58(a)	9,644	8,065,981
Security	Par (000)	Value
Media (continued)
5.10%, 06/01/29	$6,807	$6,983,197
5.30%, 06/01/34(a)	8,796	8,855,924
5.30%, 05/15/35	7,098	7,106,092
5.35%, 05/15/53(a)	12,805	11,598,403
5.50%, 11/15/32(a)	5,245	5,438,286
5.50%, 05/15/64(a)	12,007	10,924,755
5.65%, 06/15/35	6,293	6,473,382
5.65%, 06/01/54(a)	10,502	9,979,088
6.05%, 05/15/55	11,975	11,958,899
7.05%, 03/15/33(a)	6,396	7,200,232
Discovery Communications LLC
3.63%, 05/15/30	7,072	6,252,435
4.13%, 05/15/29	4,162	3,870,127
Fox Corp.
4.71%, 01/25/29(a)	8,631	8,649,056
5.48%, 01/25/39	15,459	14,800,781
5.58%, 01/25/49(a)	10,837	9,937,148
6.50%, 10/13/33	12,352	13,208,228
Paramount Global
4.20%, 05/19/32	4,958	4,466,838
4.38%, 03/15/43	6,792	4,941,380
4.95%, 01/15/31(a)	2,943	2,849,854
4.95%, 05/19/50	3,539	2,671,023
5.85%, 09/01/43	7,308	6,291,034
6.88%, 04/30/36(a)	7,243	7,363,478
7.88%, 07/30/30	1,924	2,119,364
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	7,970	9,161,253
Time Warner Cable LLC
4.50%, 09/15/42	8,833	6,818,148
5.50%, 09/01/41(a)	9,011	7,927,937
5.88%, 11/15/40	7,667	7,176,086
6.55%, 05/01/37	14,340	14,440,965
6.75%, 06/15/39	12,018	12,186,824
7.30%, 07/01/38(a)	12,054	12,823,079
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	9,184	7,478,270
Walt Disney Co. (The)
2.00%, 09/01/29(a)	15,888	14,487,633
2.65%, 01/13/31(a)	14,950	13,597,442
2.75%, 09/01/49(a)	28,486	17,529,598
3.50%, 05/13/40	16,350	13,135,006
3.60%, 01/13/51(a)	25,813	18,463,670
3.80%, 03/22/30(a)	12,796	12,518,304
3.80%, 05/13/60(a)	5,224	3,698,654
4.63%, 03/23/40(a)	8,670	8,085,315
4.70%, 03/23/50(a)	11,345	9,885,318
6.20%, 12/15/34(a)	10,139	11,161,927
6.40%, 12/15/35	7,735	8,580,729
6.65%, 11/15/37	11,478	12,913,746
		1,018,109,024
Mining — 0.9%
Barrick North America Finance LLC
5.70%, 05/30/41	6,929	6,760,632
5.75%, 05/01/43	7,901	7,727,963
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,705	6,767,934
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	5,225	4,353,076
4.90%, 02/28/33	7,788	7,709,354
5.00%, 02/21/30	11,892	12,080,608
5.00%, 09/30/43	18,286	16,827,882

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.13%, 02/21/32(a)	$6,590	$6,662,916
5.25%, 09/08/30	5,679	5,834,494
5.25%, 09/08/33	12,289	12,395,957
5.30%, 02/21/35	10,375	10,384,070
5.50%, 09/08/53(a)	7,245	6,969,265
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	16,491	15,245,962
Newmont Corp.
2.25%, 10/01/30(a)	8,781	7,845,599
2.60%, 07/15/32(a)	6,407	5,595,052
4.88%, 03/15/42	7,098	6,438,324
6.25%, 10/01/39(a)	9,094	9,709,647
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	13,576	13,728,272
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,061	6,480,568
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	12,480	7,336,754
5.20%, 11/02/40	11,172	10,736,117
Rio Tinto Finance USA PLC
4.13%, 08/21/42	5,787	4,746,536
4.88%, 03/14/30(a)	15,792	15,946,217
5.00%, 03/14/32(a)	10,585	10,624,240
5.13%, 03/09/53(a)	9,428	8,395,009
5.25%, 03/14/35	16,128	16,085,172
5.75%, 03/14/55	15,589	15,155,660
5.88%, 03/14/65	6,315	6,143,635
		264,686,915
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	6,306	5,711,331
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30	9,793	8,497,383
2.72%, 01/12/32	17,346	15,266,423
2.77%, 11/10/50(a)	14,370	8,523,425
2.94%, 06/04/51	20,008	12,195,494
3.00%, 02/24/50	17,613	11,022,067
3.00%, 03/17/52(a)	11,589	7,093,297
3.06%, 06/17/41	11,339	8,151,490
3.38%, 02/08/61(a)	18,279	11,406,975
3.63%, 04/06/30(a)	12,422	11,926,514
3.94%, 09/21/28	5,564	5,477,933
4.23%, 11/06/28	6,878	6,840,375
4.70%, 04/10/29(a)	9,105	9,190,412
4.81%, 02/13/33	11,282	11,070,425
4.89%, 09/11/33(a)	12,939	12,728,316
4.97%, 10/17/29(a)	13,006	13,266,989
4.99%, 04/10/34(a)	8,050	7,925,380
5.23%, 11/17/34	15,914	15,861,976
BP Capital Markets PLC, 3.72%, 11/28/28(a)	8,571	8,376,077
Canadian Natural Resources Ltd.
4.95%, 06/01/47	5,366	4,386,271
5.00%, 12/15/29(b)	9,370	9,341,251
5.40%, 12/15/34(a)(b)	5,750	5,590,512
6.25%, 03/15/38	8,501	8,539,855
Cenovus Energy Inc., 3.75%, 02/15/52(a)	5,329	3,470,158
Chevron Corp.
2.24%, 05/11/30(a)	9,210	8,315,111
3.08%, 05/11/50(a)	9,897	6,460,223
Chevron USA Inc.
2.34%, 08/12/50(a)	5,362	2,968,582
Security	Par (000)	Value
Oil & Gas (continued)
4.69%, 04/15/30(a)	$9,000	$9,115,677
4.98%, 04/15/35(a)	8,741	8,720,677
ConocoPhillips Co.
3.76%, 03/15/42(a)	6,163	4,789,375
3.80%, 03/15/52(a)	10,999	7,718,621
4.03%, 03/15/62	15,565	10,788,268
4.30%, 11/15/44(a)	6,030	4,860,786
4.70%, 01/15/30	11,737	11,796,179
5.00%, 01/15/35	11,826	11,557,396
5.05%, 09/15/33(a)	8,606	8,597,742
5.30%, 05/15/53(a)	9,760	8,727,892
5.50%, 01/15/55(a)	10,697	9,844,524
5.55%, 03/15/54(a)	8,986	8,319,493
6.50%, 02/01/39(a)	13,707	14,887,990
Coterra Energy Inc.
5.40%, 02/15/35	6,639	6,436,580
5.90%, 02/15/55	7,857	7,086,435
Devon Energy Corp.
4.75%, 05/15/42	6,572	5,298,195
5.00%, 06/15/45	6,944	5,623,451
5.20%, 09/15/34(a)	9,128	8,651,027
5.60%, 07/15/41(a)	8,834	7,933,065
5.75%, 09/15/54(a)	7,719	6,706,735
Diamondback Energy Inc.
3.13%, 03/24/31(a)	11,584	10,441,155
3.50%, 12/01/29	9,873	9,323,997
4.25%, 03/15/52	7,200	5,258,446
5.15%, 01/30/30	8,206	8,298,028
5.40%, 04/18/34	13,400	13,171,936
5.55%, 04/01/35	8,593	8,480,213
5.75%, 04/18/54	13,248	11,861,389
5.90%, 04/18/64	8,646	7,750,975
6.25%, 03/15/33	9,882	10,309,343
EOG Resources Inc.
4.38%, 04/15/30	9,784	9,675,113
4.95%, 04/15/50	7,294	6,307,474
5.65%, 12/01/54(a)	6,675	6,326,183
EQT Corp., 5.75%, 02/01/34(a)	9,281	9,343,005
Equinor ASA
2.38%, 05/22/30(a)	1,449	1,310,791
3.13%, 04/06/30(a)	3,707	3,495,405
3.25%, 11/18/49	2,012	1,348,176
3.63%, 09/10/28	2,778	2,727,616
3.70%, 04/06/50	1,709	1,240,947
3.95%, 05/15/43	1,649	1,323,507
4.80%, 11/08/43(a)	1,854	1,655,901
5.10%, 08/17/40	1,661	1,583,199
5.13%, 06/03/35	5,500	5,513,063
Expand Energy Corp.
4.75%, 02/01/32	10,414	9,829,240
5.38%, 03/15/30	11,966	11,907,555
5.70%, 01/15/35	6,126	6,044,226
Exxon Mobil Corp.
2.44%, 08/16/29(a)	15,324	14,316,824
2.61%, 10/15/30(a)	11,318	10,378,915
3.00%, 08/16/39(a)	9,076	6,935,689
3.10%, 08/16/49(a)	8,554	5,543,046
3.45%, 04/15/51(a)	23,304	16,072,079
3.48%, 03/19/30(a)	15,362	14,833,626
3.57%, 03/06/45	8,097	6,054,688
4.11%, 03/01/46	20,162	16,070,259

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.23%, 03/19/40	$15,555	$13,628,865
4.33%, 03/19/50(a)	19,218	15,530,164
Hess Corp.
5.60%, 02/15/41	10,045	9,735,460
6.00%, 01/15/40	6,583	6,781,329
Marathon Petroleum Corp.
4.75%, 09/15/44	6,614	5,333,708
5.15%, 03/01/30	9,586	9,671,847
5.70%, 03/01/35(a)	8,754	8,657,848
6.50%, 03/01/41	9,262	9,398,434
Occidental Petroleum Corp.
5.20%, 08/01/29(a)	8,429	8,383,349
5.38%, 01/01/32(a)	8,766	8,495,566
5.55%, 10/01/34	9,512	9,001,686
6.05%, 10/01/54	10,414	9,059,226
6.13%, 01/01/31(a)	9,385	9,555,703
6.45%, 09/15/36	16,338	16,039,284
6.60%, 03/15/46	9,261	8,785,861
6.63%, 09/01/30	12,692	13,219,162
7.50%, 05/01/31	7,801	8,391,761
8.88%, 07/15/30(a)	7,867	8,852,734
Phillips 66
2.15%, 12/15/30	13,227	11,481,539
3.30%, 03/15/52(a)	8,750	5,460,456
4.65%, 11/15/34(a)	9,723	9,099,139
4.88%, 11/15/44	13,310	11,192,801
5.88%, 05/01/42	13,601	13,202,767
Phillips 66 Co.
5.25%, 06/15/31(a)	9,588	9,710,163
5.30%, 06/30/33(a)	9,252	9,211,444
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,171	6,271,844
2.15%, 01/15/31	4,545	3,979,900
Shell Finance U.S. Inc.
2.38%, 11/07/29(a)	11,046	10,169,063
2.75%, 04/06/30(a)	8,655	8,045,854
3.25%, 04/06/50(a)	11,253	7,472,402
3.75%, 09/12/46	8,673	6,500,212
4.00%, 05/10/46(a)	14,949	11,630,195
4.13%, 05/11/35(a)	9,906	9,194,744
4.38%, 05/11/45	20,800	17,212,077
4.55%, 08/12/43	8,412	7,230,653
Shell International Finance BV
3.00%, 11/26/51(a)	10,332	6,472,201
3.13%, 11/07/49	13,685	8,875,750
3.88%, 11/13/28(a)	9,341	9,262,310
5.50%, 03/25/40	7,339	7,300,061
6.38%, 12/15/38	18,175	19,739,957
Suncor Energy Inc.
3.75%, 03/04/51(a)	5,566	3,738,029
4.00%, 11/15/47(a)	6,217	4,447,483
6.85%, 06/01/39(a)	6,767	7,212,699
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	11,919	11,198,270
2.99%, 06/29/41	6,202	4,439,464
3.13%, 05/29/50	19,349	12,431,202
3.39%, 06/29/60(a)	7,022	4,398,159
3.46%, 02/19/29(a)	8,289	8,054,818
3.46%, 07/12/49	8,794	6,013,123
TotalEnergies Capital SA
3.88%, 10/11/28	4,033	3,993,870
Security	Par (000)	Value
Oil & Gas (continued)
4.72%, 09/10/34(a)	$4,926	$4,800,636
5.15%, 04/05/34(a)	8,628	8,691,936
5.28%, 09/10/54(a)	8,679	7,905,232
5.43%, 09/10/64	10,618	9,649,538
5.49%, 04/05/54(a)	13,741	12,845,506
5.64%, 04/05/64	12,435	11,661,366
Valero Energy Corp.
3.65%, 12/01/51(a)	8,015	5,244,301
6.63%, 06/15/37	10,158	10,665,950
Woodside Finance Ltd.
5.10%, 09/12/34	13,635	12,821,143
5.40%, 05/19/30	1,072	1,073,949
5.70%, 09/12/54(a)	7,359	6,401,150
6.00%, 05/19/35	7,761	7,708,363
		1,208,718,737
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	9,748	9,145,469
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	11,568	8,686,102
Halliburton Co.
2.92%, 03/01/30(a)	10,017	9,184,587
4.75%, 08/01/43	8,950	7,538,165
4.85%, 11/15/35(a)	7,912	7,445,518
5.00%, 11/15/45(a)	17,678	15,171,030
6.70%, 09/15/38(a)	7,768	8,352,339
7.45%, 09/15/39(a)	6,090	6,936,960
		72,460,170
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31	6,307	5,555,269
5.50%, 03/17/35(a)(b)	8,226	8,142,258
Berry Global Inc.
5.65%, 01/15/34	7,392	7,446,079
5.80%, 06/15/31	7,339	7,629,059
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	7,162	7,249,434
5.44%, 04/03/34(a)	6,718	6,733,946
5.78%, 04/03/54(a)	8,744	8,336,683
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)	6,450	6,416,561
WRKCo Inc., 4.90%, 03/15/29(a)	8,062	8,110,498
		65,619,787
Pharmaceuticals — 6.9%
AbbVie Inc.
3.20%, 11/21/29	41,597	39,457,433
4.05%, 11/21/39	31,345	26,793,903
4.25%, 11/14/28(a)	6,194	6,190,098
4.25%, 11/21/49	48,021	38,504,217
4.30%, 05/14/36(a)	11,986	11,079,880
4.40%, 11/06/42	18,898	16,252,410
4.45%, 05/14/46	20,218	16,966,367
4.50%, 05/14/35	20,826	19,777,777
4.55%, 03/15/35	8,872	8,465,123
4.70%, 05/14/45	25,375	22,271,229
4.75%, 03/15/45	10,843	9,552,476
4.80%, 03/15/29	13,283	13,471,959
4.85%, 06/15/44	11,067	9,943,890
4.88%, 03/15/30	12,329	12,519,955
4.88%, 11/14/48	16,030	14,195,956

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 03/15/31	$12,801	$13,002,188
5.05%, 03/15/34(a)	22,296	22,314,938
5.20%, 03/15/35	8,237	8,278,170
5.35%, 03/15/44	9,408	9,013,527
5.40%, 03/15/54	23,400	22,160,614
5.50%, 03/15/64	13,902	13,149,898
5.60%, 03/15/55	6,080	5,923,756
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	5,566	4,908,688
4.85%, 02/26/29	10,492	10,664,581
4.90%, 02/26/31	10,874	11,080,250
5.00%, 02/26/34	14,954	15,055,321
AstraZeneca PLC
1.38%, 08/06/30	17,919	15,376,423
3.00%, 05/28/51(a)	6,350	4,115,192
4.00%, 01/17/29	9,315	9,230,448
4.00%, 09/18/42	6,696	5,564,896
4.38%, 11/16/45(a)	10,527	8,952,631
4.38%, 08/17/48(a)	8,621	7,218,070
6.45%, 09/15/37	20,752	22,914,437
Becton Dickinson & Co.
1.96%, 02/11/31	9,601	8,215,415
2.82%, 05/20/30	6,454	5,893,307
4.67%, 06/06/47	14,373	11,962,953
4.69%, 12/15/44	10,823	9,143,694
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	14,345	12,261,952
2.35%, 11/13/40(a)	11,035	7,367,324
2.55%, 11/13/50(a)	12,352	7,016,005
2.95%, 03/15/32(a)	9,655	8,628,037
3.40%, 07/26/29(a)	9,294	8,946,519
3.55%, 03/15/42	11,527	8,894,089
3.70%, 03/15/52	16,118	11,433,718
3.90%, 03/15/62	9,983	6,945,390
4.13%, 06/15/39(a)	18,915	16,414,030
4.25%, 10/26/49	31,231	24,684,617
4.35%, 11/15/47	11,913	9,687,326
4.55%, 02/20/48	13,208	11,072,894
4.90%, 02/22/29(a)	12,558	12,794,121
5.10%, 02/22/31	11,967	12,249,748
5.20%, 02/22/34(a)	14,238	14,342,886
5.55%, 02/22/54	25,395	24,111,664
5.65%, 02/22/64(a)	14,019	13,259,078
5.75%, 02/01/31(a)	10,301	10,887,268
5.90%, 11/15/33(a)	5,253	5,567,600
6.25%, 11/15/53(a)	11,174	11,654,146
6.40%, 11/15/63	9,567	10,082,564
Cardinal Health Inc.
5.00%, 11/15/29	7,466	7,545,750
5.35%, 11/15/34	11,287	11,269,831
Cencora Inc., 2.70%, 03/15/31	10,232	9,132,794
CVS Health Corp.
1.75%, 08/21/30	11,370	9,664,060
1.88%, 02/28/31	12,308	10,340,917
2.13%, 09/15/31(a)	7,892	6,605,772
3.25%, 08/15/29(a)	11,834	11,112,343
3.75%, 04/01/30	7,376	6,976,969
4.78%, 03/25/38	36,850	32,740,890
5.00%, 01/30/29	9,368	9,427,140
5.05%, 03/25/48(a)	60,468	50,376,695
5.13%, 02/21/30	7,802	7,843,922
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 07/20/45	$24,402	$20,927,731
5.25%, 01/30/31(a)	8,467	8,536,344
5.25%, 02/21/33	11,087	10,931,447
5.30%, 06/01/33(a)	10,070	9,941,464
5.30%, 12/05/43	6,389	5,622,367
5.40%, 06/01/29(a)	10,517	10,719,323
5.55%, 06/01/31(a)	6,544	6,682,380
5.63%, 02/21/53(a)	10,460	9,301,312
5.70%, 06/01/34	11,123	11,194,126
5.88%, 06/01/53(a)	10,703	9,877,208
6.00%, 06/01/44	7,081	6,789,271
6.00%, 06/01/63	6,226	5,717,329
6.05%, 06/01/54(a)	8,611	8,140,561
Eli Lilly & Co.
2.25%, 05/15/50(a)	8,664	4,784,343
2.50%, 09/15/60(a)	7,862	4,214,694
3.38%, 03/15/29(a)	6,648	6,463,017
3.95%, 03/15/49(a)	7,652	5,966,301
4.20%, 08/14/29	7,603	7,589,176
4.50%, 02/09/29(a)	9,977	10,045,219
4.60%, 08/14/34	9,590	9,352,015
4.70%, 02/27/33(a)	7,627	7,596,640
4.70%, 02/09/34	10,764	10,595,275
4.75%, 02/12/30	10,276	10,441,699
4.88%, 02/27/53	11,177	9,919,176
4.90%, 02/12/32	6,979	7,088,514
4.95%, 02/27/63(a)	7,601	6,698,595
5.00%, 02/09/54	12,314	11,182,096
5.05%, 08/14/54	9,962	9,100,658
5.10%, 02/12/35	14,836	14,930,170
5.10%, 02/09/64(a)	15,103	13,606,867
5.20%, 08/14/64	7,296	6,718,315
5.50%, 02/12/55(a)	10,731	10,489,892
5.60%, 02/12/65	6,631	6,486,170
GlaxoSmithKline Capital Inc.
4.50%, 04/15/30	10,068	10,067,703
4.88%, 04/15/35	10,821	10,631,714
6.38%, 05/15/38	20,851	22,720,709
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	8,807	8,486,524
Johnson & Johnson
1.30%, 09/01/30(a)	12,246	10,521,224
2.10%, 09/01/40	10,232	6,888,894
2.25%, 09/01/50(a)	7,133	4,066,424
2.45%, 09/01/60(a)	6,096	3,259,679
3.40%, 01/15/38	9,571	8,063,834
3.50%, 01/15/48(a)	8,008	6,007,208
3.55%, 03/01/36	9,058	8,040,164
3.63%, 03/03/37	15,933	13,982,050
3.70%, 03/01/46	17,815	14,069,156
3.75%, 03/03/47(a)	9,374	7,389,546
4.38%, 12/05/33(a)	5,457	5,378,612
4.70%, 03/01/30	13,629	13,846,160
4.80%, 06/01/29	12,188	12,467,548
4.85%, 03/01/32	10,895	11,079,437
4.90%, 06/01/31	6,669	6,837,343
4.95%, 06/01/34(a)	6,740	6,889,612
5.00%, 03/01/35(a)	13,970	14,093,129
5.25%, 06/01/54(a)	8,465	8,214,244
5.95%, 08/15/37	7,555	8,215,378

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co. Inc.
1.45%, 06/24/30(a)	$12,446	$10,761,364
1.90%, 12/10/28	15,145	14,003,435
2.15%, 12/10/31(a)	19,339	16,683,585
2.35%, 06/24/40	5,393	3,691,505
2.45%, 06/24/50(a)	8,028	4,569,668
2.75%, 12/10/51(a)	16,731	10,021,827
2.90%, 12/10/61(a)	15,415	8,709,934
3.40%, 03/07/29(a)	14,218	13,771,639
3.70%, 02/10/45	14,302	11,029,372
3.90%, 03/07/39(a)	7,872	6,761,840
4.00%, 03/07/49	11,841	9,213,913
4.15%, 05/18/43	12,730	10,611,454
4.30%, 05/17/30(a)	7,518	7,466,075
4.50%, 05/17/33(a)	10,823	10,640,805
4.90%, 05/17/44	7,851	7,176,120
5.00%, 05/17/53(a)	14,223	12,753,397
5.15%, 05/17/63(a)	10,126	9,118,479
Mylan Inc., 5.20%, 04/15/48	5,045	3,810,703
Novartis Capital Corp.
2.20%, 08/14/30	13,731	12,358,172
2.75%, 08/14/50	9,247	5,755,687
3.80%, 09/18/29(a)	6,659	6,547,208
4.00%, 09/18/31(a)	7,291	7,096,510
4.00%, 11/20/45	10,733	8,707,837
4.20%, 09/18/34(a)	9,431	8,929,122
4.40%, 05/06/44(a)	14,043	12,208,511
4.70%, 09/18/54(a)	8,787	7,647,448
Pfizer Inc.
1.70%, 05/28/30(a)	3,657	3,204,307
1.75%, 08/18/31(a)	12,099	10,315,794
2.55%, 05/28/40(a)	10,390	7,239,289
2.63%, 04/01/30	11,769	10,842,753
2.70%, 05/28/50(a)	10,604	6,377,541
3.45%, 03/15/29	13,434	13,058,294
3.60%, 09/15/28(a)	5,866	5,773,403
3.90%, 03/15/39	6,604	5,611,725
4.00%, 12/15/36(a)	5,298	4,780,008
4.00%, 03/15/49	9,345	7,176,417
4.13%, 12/15/46	12,372	9,880,885
4.20%, 09/15/48	8,971	7,164,252
4.30%, 06/15/43	8,151	6,859,756
4.40%, 05/15/44(a)	8,109	6,920,056
7.20%, 03/15/39	20,910	24,355,451
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30(a)	24,210	24,341,206
4.75%, 05/19/33(a)	40,352	39,631,600
5.11%, 05/19/43(a)	23,931	22,290,140
5.30%, 05/19/53(a)	46,348	42,472,561
5.34%, 05/19/63	31,056	27,963,993
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	16,322	14,451,700
3.03%, 07/09/40(a)	12,216	8,900,721
3.18%, 07/09/50	17,238	10,939,002
3.38%, 07/09/60(a)	8,862	5,448,746
5.00%, 11/26/28	12,394	12,561,853
5.30%, 07/05/34	6,290	6,293,022
5.65%, 07/05/44(a)	5,672	5,487,759
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	6,745	5,216,296
Viatris Inc.
2.70%, 06/22/30	8,467	7,395,545
Security	Par (000)	Value
Pharmaceuticals (continued)
3.85%, 06/22/40	$8,043	$5,727,685
4.00%, 06/22/50	10,325	6,608,733
Wyeth LLC
5.95%, 04/01/37	21,634	22,611,744
6.50%, 02/01/34(a)	6,848	7,518,951
Zoetis Inc.
2.00%, 05/15/30	10,884	9,668,189
4.70%, 02/01/43(a)	8,284	7,382,326
5.60%, 11/16/32	7,541	7,870,738
		2,120,174,167
Pipelines — 4.1%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	8,705	8,334,827
Cheniere Energy Inc.
4.63%, 10/15/28	8,504	8,417,615
5.65%, 04/15/34	16,646	16,630,010
Cheniere Energy Partners LP
3.25%, 01/31/32	11,744	10,302,975
4.00%, 03/01/31	8,940	8,368,513
4.50%, 10/01/29	12,772	12,565,627
5.75%, 08/15/34(a)	15,361	15,404,025
5.95%, 06/30/33(a)	10,122	10,346,896
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	8,774	8,151,339
Enbridge Inc.
2.50%, 08/01/33(a)	9,232	7,521,039
3.13%, 11/15/29	16,939	15,818,428
3.40%, 08/01/51	6,634	4,233,221
5.30%, 04/05/29	9,362	9,566,258
5.50%, 12/01/46(a)	4,090	3,778,733
5.63%, 04/05/34	6,382	6,429,547
5.70%, 03/08/33(a)	16,733	17,070,379
5.95%, 04/05/54(a)	6,684	6,407,881
6.00%, 11/15/28	6,163	6,439,581
6.20%, 11/15/30	9,044	9,571,035
6.70%, 11/15/53	9,375	9,831,787
Energy Transfer LP
3.75%, 05/15/30	10,940	10,360,165
4.95%, 06/15/28	1,633	1,642,899
5.00%, 05/15/50	14,550	11,755,288
5.15%, 03/15/45	9,931	8,441,588
5.25%, 04/15/29	12,401	12,586,937
5.25%, 07/01/29(a)	9,307	9,466,662
5.30%, 04/15/47	9,457	8,053,612
5.35%, 05/15/45	7,785	6,777,279
5.40%, 10/01/47	13,064	11,277,936
5.55%, 05/15/34(a)	12,409	12,321,195
5.60%, 09/01/34	10,418	10,364,188
5.70%, 04/01/35	8,858	8,829,235
5.75%, 02/15/33(a)	13,496	13,752,965
5.95%, 05/15/54(a)	13,870	12,657,625
6.00%, 06/15/48	9,094	8,453,974
6.05%, 09/01/54	11,307	10,465,732
6.13%, 12/15/45	7,084	6,739,615
6.20%, 04/01/55(a)	8,600	8,110,764
6.25%, 04/15/49	14,350	13,670,909
6.40%, 12/01/30	7,240	7,698,739
6.50%, 02/01/42(a)	9,234	9,285,010
6.55%, 12/01/33	10,560	11,223,530
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	10,101	9,373,763

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.13%, 07/31/29(a)	$12,577	$11,935,422
3.20%, 02/15/52(a)	9,265	5,876,484
3.30%, 02/15/53(a)	6,726	4,301,563
3.70%, 01/31/51(a)	7,957	5,561,270
3.95%, 01/31/60(a)	10,225	7,156,231
4.15%, 10/16/28(a)	4,837	4,800,374
4.20%, 01/31/50(a)	10,014	7,675,299
4.25%, 02/15/48(a)	10,525	8,259,127
4.45%, 02/15/43	10,144	8,534,509
4.80%, 02/01/49	10,681	9,030,585
4.85%, 01/31/34(a)	6,377	6,250,915
4.85%, 08/15/42	5,945	5,281,565
4.85%, 03/15/44	12,654	11,131,526
4.90%, 05/15/46	7,456	6,506,825
4.95%, 02/15/35(a)	10,061	9,828,786
5.10%, 02/15/45	10,176	9,184,541
5.35%, 01/31/33	9,264	9,433,330
5.55%, 02/16/55(a)	12,165	11,314,367
5.95%, 02/01/41	6,281	6,343,265
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	7,112	6,514,655
6.95%, 01/15/38	10,992	11,890,508
Kinder Morgan Inc.
2.00%, 02/15/31(a)	12,181	10,460,492
3.60%, 02/15/51(a)	10,126	6,734,961
4.80%, 02/01/33	5,292	5,105,126
5.00%, 02/01/29(a)	11,865	11,987,707
5.05%, 02/15/46	6,015	5,140,975
5.15%, 06/01/30(a)	3,502	3,535,488
5.20%, 06/01/33	13,107	12,942,525
5.20%, 03/01/48(a)	7,047	6,129,780
5.30%, 12/01/34(a)	6,668	6,509,081
5.40%, 02/01/34(a)	7,200	7,163,319
5.45%, 08/01/52(a)	5,536	4,926,019
5.55%, 06/01/45(a)	15,139	13,900,316
5.85%, 06/01/35(a)	2,402	2,434,739
5.95%, 08/01/54	6,063	5,792,545
7.75%, 01/15/32	8,395	9,544,254
MPLX LP
2.65%, 08/15/30	13,073	11,692,687
4.50%, 04/15/38	14,511	12,524,923
4.70%, 04/15/48	12,929	10,186,268
4.80%, 02/15/29	6,069	6,087,090
4.95%, 09/01/32	8,455	8,228,556
4.95%, 03/14/52	12,994	10,509,884
5.00%, 03/01/33(a)	7,359	7,142,380
5.20%, 03/01/47	8,298	7,060,675
5.40%, 04/01/35(a)	10,025	9,767,030
5.50%, 06/01/34	14,907	14,672,261
5.50%, 02/15/49	10,475	9,205,359
5.95%, 04/01/55	9,258	8,554,282
ONEOK Inc.
3.10%, 03/15/30(a)	6,526	6,017,539
3.95%, 03/01/50	4,842	3,333,562
4.75%, 10/15/31(a)	9,375	9,151,177
5.05%, 11/01/34	12,493	11,877,751
5.20%, 07/15/48	7,639	6,431,753
5.65%, 11/01/28(a)	4,373	4,498,905
5.70%, 11/01/54(a)	12,030	10,768,041
5.85%, 11/01/64	5,088	4,571,821
6.05%, 09/01/33	9,905	10,165,635
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32(a)	$5,510	$5,735,614
6.63%, 09/01/53	13,354	13,475,679
Plains All American Pipeline LP, 5.95%, 06/15/35	9,342	9,323,699
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	6,376	6,031,574
3.80%, 09/15/30(a)	8,134	7,679,132
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	17,555	17,285,668
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(b)	8,867	8,791,633
5.58%, 10/01/34(b)	11,329	10,919,560
Targa Resources Corp.
4.20%, 02/01/33	5,147	4,707,547
4.95%, 04/15/52	7,885	6,319,495
5.50%, 02/15/35	9,606	9,388,673
5.55%, 08/15/35	10,351	10,147,541
6.13%, 03/15/33	6,030	6,217,211
6.13%, 05/15/55	9,412	8,886,063
6.15%, 03/01/29	7,549	7,874,157
6.50%, 03/30/34	8,894	9,355,997
6.50%, 02/15/53	6,254	6,188,931
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	8,606	7,872,871
4.88%, 02/01/31(a)	9,751	9,516,399
5.50%, 03/01/30	9,772	9,851,004
TransCanada PipeLines Ltd.
4.10%, 04/15/30(a)	17,373	16,826,425
4.63%, 03/01/34	9,534	8,976,394
5.10%, 03/15/49(a)	4,645	4,089,163
6.10%, 06/01/40	6,531	6,601,015
6.20%, 10/15/37	9,223	9,406,989
7.63%, 01/15/39	8,575	9,794,661
Western Midstream Operating LP
4.05%, 02/01/30	11,877	11,283,892
5.25%, 02/01/50	8,944	7,261,224
5.45%, 11/15/34	7,965	7,640,605
6.15%, 04/01/33	6,500	6,641,193
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	12,780	11,307,363
3.50%, 11/15/30	10,637	9,936,998
4.65%, 08/15/32(a)	7,175	6,927,494
4.85%, 03/01/48	5,812	4,882,905
4.90%, 03/15/29	12,256	12,348,458
5.10%, 09/15/45	6,812	5,967,216
5.15%, 03/15/34	9,257	9,087,851
5.30%, 08/15/28(a)	4,356	4,449,588
5.30%, 08/15/52	7,171	6,350,533
5.60%, 03/15/35	7,255	7,319,532
5.65%, 03/15/33	6,375	6,528,144
5.80%, 11/15/54	6,842	6,482,642
6.30%, 04/15/40	10,305	10,681,344
		1,246,425,456
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34	8,960	9,266,379
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	8,136	6,336,674

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.00%, 05/18/32	$10,430	$8,422,241
2.95%, 03/15/34	6,062	4,978,944
3.00%, 05/18/51(a)	9,412	5,509,532
3.38%, 08/15/31(a)	8,113	7,332,477
3.55%, 03/15/52(a)	8,531	5,552,149
American Tower Corp.
1.88%, 10/15/30	11,805	10,136,050
2.10%, 06/15/30	11,975	10,521,591
2.90%, 01/15/30	9,593	8,852,727
2.95%, 01/15/51(a)	5,654	3,466,675
3.10%, 06/15/50	5,126	3,242,108
3.80%, 08/15/29	15,342	14,803,296
5.55%, 07/15/33	5,748	5,854,256
5.65%, 03/15/33	6,616	6,797,919
5.80%, 11/15/28	7,943	8,246,071
5.90%, 11/15/33	6,439	6,711,345
Boston Properties LP
2.45%, 10/01/33(a)	8,000	6,275,186
2.55%, 04/01/32	5,554	4,590,878
3.25%, 01/30/31(a)	9,919	8,942,092
3.40%, 06/21/29	7,135	6,696,671
4.50%, 12/01/28(a)	11,242	11,084,458
5.75%, 01/15/35(a)	9,640	9,542,587
6.50%, 01/15/34(a)	7,724	8,118,530
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	9,696	9,294,585
4.13%, 05/15/29	7,447	7,248,424
Crown Castle Inc.
2.10%, 04/01/31	10,752	9,088,143
2.25%, 01/15/31(a)	13,298	11,447,053
2.50%, 07/15/31	7,593	6,517,197
2.90%, 04/01/41(a)	7,855	5,478,478
3.25%, 01/15/51(a)	8,226	5,196,712
3.30%, 07/01/30(a)	8,876	8,210,104
5.10%, 05/01/33	5,513	5,399,970
5.60%, 06/01/29(a)	7,083	7,273,965
5.80%, 03/01/34	6,313	6,441,632
Digital Realty Trust LP, 3.60%, 07/01/29	11,671	11,224,175
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,919	4,989,575
Equinix Inc.
2.15%, 07/15/30	10,441	9,219,488
2.50%, 05/15/31	7,231	6,352,797
3.20%, 11/18/29	10,198	9,600,664
3.90%, 04/15/32	10,117	9,492,748
ERP Operating LP, 4.50%, 07/01/44	7,107	6,030,174
Extra Space Storage LP, 5.50%, 07/01/30	7,522	7,710,898
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	7,078	6,131,318
5.30%, 01/15/29	5,605	5,608,816
5.63%, 09/15/34(a)	7,751	7,577,237
Healthcare Realty Holdings LP, 2.00%, 03/15/31	7,279	6,121,790
Healthpeak OP LLC
3.00%, 01/15/30(a)	8,384	7,765,072
5.25%, 12/15/32(a)	5,527	5,522,253
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	9,239	8,409,028
Prologis LP
1.25%, 10/15/30	10,574	8,932,181
2.25%, 04/15/30	6,013	5,402,768
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 06/15/33(a)	$4,900	$4,804,488
4.88%, 06/15/28	1,544	1,566,170
5.00%, 03/15/34	9,127	8,992,161
5.13%, 01/15/34(a)	5,084	5,099,213
5.25%, 05/15/35	6,290	6,261,493
5.25%, 06/15/53(a)	7,010	6,424,359
5.25%, 03/15/54	7,691	7,060,601
Public Storage Operating Co., 5.35%, 08/01/53	6,750	6,318,958
Realty Income Corp.
3.25%, 01/15/31	8,748	8,066,086
5.13%, 02/15/34(a)	5,721	5,696,914
5.63%, 10/13/32(a)	6,707	6,935,623
Simon Property Group LP
2.45%, 09/13/29	13,657	12,558,517
2.65%, 07/15/30(a)	7,667	6,971,555
3.25%, 09/13/49(a)	12,528	8,201,133
3.80%, 07/15/50	5,568	4,002,884
4.75%, 09/26/34	10,974	10,478,675
Ventas Realty LP, 4.40%, 01/15/29	8,608	8,501,865
VICI Properties LP
4.95%, 02/15/30(a)	8,360	8,294,351
5.13%, 11/15/31	8,150	8,048,771
5.13%, 05/15/32	10,094	9,905,629
5.63%, 04/01/35	6,500	6,426,688
5.63%, 05/15/52	7,879	7,069,871
Welltower OP LLC
2.80%, 06/01/31	8,054	7,196,730
3.10%, 01/15/30	8,434	7,917,550
Weyerhaeuser Co.
4.00%, 11/15/29	10,485	10,205,454
4.00%, 04/15/30	8,444	8,169,038
		570,876,479
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30(a)	9,805	9,506,833
4.75%, 08/01/32(a)	5,955	5,845,346
Costco Wholesale Corp.
1.60%, 04/20/30(a)	12,673	11,181,308
1.75%, 04/20/32	7,043	5,937,326
Dollar General Corp.
3.50%, 04/03/30	7,331	6,857,808
5.45%, 07/05/33(a)	5,378	5,394,927
Dollar Tree Inc., 2.65%, 12/01/31(a)	12,778	11,050,161
Home Depot Inc. (The)
1.38%, 03/15/31(a)	13,863	11,610,694
1.50%, 09/15/28	12,136	11,148,240
1.88%, 09/15/31	11,773	10,037,443
2.38%, 03/15/51	8,359	4,568,770
2.70%, 04/15/30	11,591	10,719,148
2.75%, 09/15/51(a)	8,691	5,177,862
2.95%, 06/15/29(a)	18,862	17,918,813
3.13%, 12/15/49	9,834	6,438,105
3.25%, 04/15/32(a)	7,398	6,752,568
3.30%, 04/15/40	13,423	10,487,700
3.35%, 04/15/50	12,278	8,373,023
3.50%, 09/15/56(a)	7,914	5,335,790
3.63%, 04/15/52	12,608	8,939,680
3.90%, 12/06/28(a)	10,832	10,739,333
3.90%, 06/15/47	10,460	8,015,206
4.20%, 04/01/43	9,313	7,762,433
4.25%, 04/01/46	13,590	11,111,267

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.40%, 03/15/45	$6,939	$5,820,757
4.50%, 09/15/32(a)	7,771	7,703,098
4.50%, 12/06/48	11,512	9,633,616
4.75%, 06/25/29	13,302	13,507,915
4.85%, 06/25/31	8,012	8,139,848
4.88%, 02/15/44	9,258	8,349,681
4.90%, 04/15/29(a)	5,687	5,811,156
4.95%, 06/25/34	12,596	12,598,059
4.95%, 09/15/52(a)	9,034	8,010,413
5.30%, 06/25/54	13,924	13,012,586
5.88%, 12/16/36	23,243	24,522,901
5.95%, 04/01/41(a)	6,916	7,168,455
Lowe's Companies Inc.
1.70%, 09/15/28	7,212	6,619,825
1.70%, 10/15/30(a)	13,084	11,266,381
2.63%, 04/01/31	16,334	14,562,849
2.80%, 09/15/41	10,232	6,947,537
3.00%, 10/15/50	15,323	9,315,409
3.65%, 04/05/29(a)	11,427	11,076,301
3.70%, 04/15/46	11,618	8,425,857
3.75%, 04/01/32	13,999	13,023,615
4.05%, 05/03/47	13,762	10,418,405
4.25%, 04/01/52	12,425	9,437,948
4.45%, 04/01/62	7,572	5,695,477
4.50%, 04/15/30(a)	10,563	10,542,301
5.00%, 04/15/33(a)	3,504	3,492,266
5.15%, 07/01/33(a)	7,308	7,341,982
5.63%, 04/15/53(a)	10,287	9,654,204
5.80%, 09/15/62(a)	9,180	8,617,098
McDonald's Corp.
2.13%, 03/01/30	15,022	13,493,967
2.63%, 09/01/29(a)	13,433	12,527,514
3.60%, 07/01/30(a)	5,391	5,162,155
3.63%, 09/01/49	11,607	8,271,281
4.20%, 04/01/50	8,693	6,781,248
4.45%, 03/01/47	10,203	8,447,211
4.45%, 09/01/48	8,234	6,770,075
4.60%, 09/09/32(a)	5,707	5,649,132
4.70%, 12/09/35	6,952	6,688,217
4.88%, 12/09/45	15,440	13,671,862
4.95%, 03/03/35(a)	6,094	6,011,098
5.15%, 09/09/52	7,714	6,943,896
5.45%, 08/14/53(a)	6,962	6,571,178
6.30%, 10/15/37	6,040	6,484,233
6.30%, 03/01/38	4,718	5,074,764
O'Reilly Automotive Inc., 4.70%, 06/15/32	6,250	6,113,871
Starbucks Corp.
2.25%, 03/12/30	8,851	7,925,785
2.55%, 11/15/30	10,567	9,442,753
3.00%, 02/14/32(a)	5,453	4,851,487
3.50%, 11/15/50(a)	10,727	7,225,862
3.55%, 08/15/29(a)	12,397	11,935,772
4.00%, 11/15/28(a)	7,329	7,216,338
4.45%, 08/15/49	7,656	6,106,435
4.50%, 11/15/48	10,442	8,395,820
Target Corp.
2.35%, 02/15/30(a)	8,870	8,116,561
2.95%, 01/15/52(a)	9,013	5,558,132
3.38%, 04/15/29(a)	6,130	5,924,429
4.00%, 07/01/42(a)	12,714	10,454,481
4.50%, 09/15/32(a)	7,097	6,981,423
Security	Par (000)	Value
Retail (continued)
4.50%, 09/15/34	$8,407	$8,035,116
4.80%, 01/15/53(a)	10,709	9,298,208
5.00%, 04/15/35(a)	9,590	9,434,062
Walmart Inc.
2.50%, 09/22/41(a)	7,645	5,277,448
2.65%, 09/22/51(a)	11,800	7,301,912
3.70%, 06/26/28	1,871	1,853,651
4.05%, 06/29/48	15,957	12,960,987
4.10%, 04/15/33(a)	12,951	12,546,178
4.15%, 09/09/32(a)	9,662	9,460,193
4.35%, 04/28/30	9,288	9,315,975
4.50%, 09/09/52	10,157	8,749,966
4.50%, 04/15/53(a)	13,047	11,214,985
4.90%, 04/28/35	15,694	15,670,567
5.25%, 09/01/35(a)	10,218	10,604,564
6.20%, 04/15/38	7,055	7,796,484
6.50%, 08/15/37	6,998	7,951,802
		853,894,802
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28	4,473	4,108,343
2.10%, 10/01/31	10,071	8,696,037
2.80%, 10/01/41	7,726	5,487,009
2.95%, 10/01/51(a)	10,454	6,601,929
Applied Materials Inc.
1.75%, 06/01/30(a)	10,303	9,062,543
2.75%, 06/01/50(a)	6,829	4,153,564
4.35%, 04/01/47	7,733	6,438,447
Broadcom Inc.
2.45%, 02/15/31(b)	24,704	21,839,633
2.60%, 02/15/33(b)	16,948	14,324,475
3.14%, 11/15/35(b)	26,549	21,988,718
3.19%, 11/15/36(b)	29,006	23,596,758
3.42%, 04/15/33(b)	19,205	17,132,661
3.47%, 04/15/34(b)	28,534	25,110,083
3.50%, 02/15/41(a)(b)	20,568	15,948,931
3.75%, 02/15/51(a)(b)	16,687	12,107,555
4.00%, 04/15/29(b)	14,072	13,796,984
4.11%, 09/15/28(a)	5,416	5,366,975
4.15%, 11/15/30	13,120	12,787,804
4.15%, 04/15/32(a)(b)	10,407	9,910,219
4.30%, 11/15/32	18,636	17,852,108
4.35%, 02/15/30	15,692	15,488,498
4.55%, 02/15/32	8,509	8,329,381
4.75%, 04/15/29	9,274	9,342,746
4.80%, 10/15/34	16,315	15,889,409
4.93%, 05/15/37(b)	21,437	20,436,803
5.05%, 07/12/29	15,836	16,103,145
5.05%, 04/15/30	5,909	5,999,454
5.15%, 11/15/31	9,894	10,071,197
5.20%, 04/15/32	15,256	15,500,651
Intel Corp.
1.60%, 08/12/28	5,062	4,608,166
2.00%, 08/12/31	10,168	8,565,040
2.45%, 11/15/29	14,170	12,804,764
2.80%, 08/12/41	6,421	4,175,786
3.05%, 08/12/51	8,055	4,634,515
3.10%, 02/15/60	5,995	3,237,486
3.20%, 08/12/61(a)	5,865	3,215,506
3.25%, 11/15/49	14,417	8,828,909
3.73%, 12/08/47	15,425	10,468,332

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.90%, 03/25/30	$10,735	$10,271,856
4.00%, 08/05/29	4,536	4,392,736
4.00%, 12/15/32(a)	6,076	5,577,461
4.10%, 05/19/46	11,062	8,028,891
4.10%, 05/11/47	7,662	5,531,045
4.15%, 08/05/32	7,621	7,082,736
4.60%, 03/25/40	5,176	4,392,804
4.75%, 03/25/50(a)	15,905	12,548,417
4.80%, 10/01/41	5,144	4,311,909
4.90%, 07/29/45(a)	6,190	5,101,938
4.90%, 08/05/52	12,515	9,980,714
4.95%, 03/25/60(a)	8,085	6,288,181
5.05%, 08/05/62	5,199	4,072,105
5.13%, 02/10/30(a)	8,948	9,049,185
5.15%, 02/21/34(a)	6,505	6,369,916
5.20%, 02/10/33(a)	16,189	16,017,601
5.60%, 02/21/54(a)	9,156	8,136,882
5.63%, 02/10/43(a)	6,783	6,230,810
5.70%, 02/10/53	14,941	13,422,168
5.90%, 02/10/63(a)	8,575	7,763,074
KLA Corp.
3.30%, 03/01/50(a)	8,849	5,992,679
4.10%, 03/15/29	7,343	7,282,744
4.65%, 07/15/32	4,845	4,812,430
4.95%, 07/15/52	12,951	11,529,702
5.25%, 07/15/62(a)	8,300	7,539,717
Lam Research Corp.
1.90%, 06/15/30	6,954	6,126,245
2.88%, 06/15/50(a)	9,181	5,761,734
4.00%, 03/15/29(a)	6,949	6,854,181
4.88%, 03/15/49(a)	7,613	6,763,562
Marvell Technology Inc., 2.95%, 04/15/31	14,359	12,831,197
Microchip Technology Inc.
5.05%, 03/15/29	11,121	11,193,436
5.05%, 02/15/30(a)	5,431	5,446,097
Micron Technology Inc.
2.70%, 04/15/32	11,851	10,098,960
4.66%, 02/15/30	10,918	10,765,628
5.30%, 01/15/31	10,101	10,158,042
5.80%, 01/15/35	9,845	9,918,970
5.88%, 02/09/33	8,264	8,457,551
5.88%, 09/15/33	8,019	8,226,500
6.05%, 11/01/35	9,606	9,790,084
6.75%, 11/01/29	12,340	13,182,517
NVIDIA Corp.
2.00%, 06/15/31(a)	13,497	11,839,278
2.85%, 04/01/30(a)	17,077	16,054,684
3.50%, 04/01/40	8,010	6,593,705
3.50%, 04/01/50	17,287	12,659,197
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	12,475	10,795,415
2.65%, 02/15/32	9,753	8,308,439
3.25%, 05/11/41	9,817	6,954,455
3.40%, 05/01/30	11,577	10,808,910
4.30%, 06/18/29(a)	8,745	8,567,663
5.00%, 01/15/33(a)	6,350	6,193,092
Qualcomm Inc.
1.65%, 05/20/32	13,546	11,106,593
2.15%, 05/20/30(a)	8,559	7,707,136
3.25%, 05/20/50(a)	4,348	2,917,274
4.30%, 05/20/47	12,774	10,451,536
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 05/20/52(a)	$8,062	$6,648,080
4.65%, 05/20/35(a)	11,130	10,903,884
4.80%, 05/20/45(a)	11,668	10,410,879
6.00%, 05/20/53	9,910	10,179,567
Texas Instruments Inc.
1.75%, 05/04/30	6,106	5,387,951
2.25%, 09/04/29(a)	4,157	3,826,430
3.88%, 03/15/39	7,048	6,087,506
4.15%, 05/15/48	13,862	11,094,291
4.90%, 03/14/33	5,465	5,512,698
5.05%, 05/18/63	16,012	14,141,590
5.15%, 02/08/54	7,691	7,047,463
Xilinx Inc., 2.38%, 06/01/30	3,040	2,761,967
		986,272,652
Software — 3.6%
Adobe Inc.
2.30%, 02/01/30(a)	13,994	12,816,995
4.80%, 04/04/29	6,619	6,754,995
4.95%, 04/04/34(a)	7,558	7,594,690
AppLovin Corp.
5.13%, 12/01/29	2,992	3,012,102
5.38%, 12/01/31	2,817	2,847,837
5.50%, 12/01/34	3,581	3,577,723
Autodesk Inc., 2.40%, 12/15/31	7,767	6,691,289
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	10,377	9,127,063
2.90%, 12/01/29	5,790	5,344,827
Cadence Design Systems Inc.
4.30%, 09/10/29	7,373	7,325,146
4.70%, 09/10/34	10,969	10,648,921
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	11,908	10,299,085
3.10%, 03/01/41	7,914	5,654,361
5.10%, 07/15/32(a)	5,000	5,012,840
Fiserv Inc.
2.65%, 06/01/30	11,777	10,652,179
3.50%, 07/01/29(a)	21,405	20,398,383
4.20%, 10/01/28(a)	6,049	5,981,850
4.40%, 07/01/49	17,475	13,760,243
4.75%, 03/15/30(a)	7,193	7,176,716
5.15%, 08/12/34(a)	9,890	9,676,610
5.45%, 03/15/34	7,151	7,167,306
5.60%, 03/02/33	9,765	9,945,750
5.63%, 08/21/33	8,495	8,644,724
Intuit Inc.
5.13%, 09/15/28	6,612	6,792,589
5.20%, 09/15/33(a)	11,418	11,680,846
5.50%, 09/15/53(a)	11,917	11,539,480
Microsoft Corp.
2.50%, 09/15/50	9,573	5,759,073
2.53%, 06/01/50	52,765	32,097,393
2.68%, 06/01/60(a)	36,448	21,080,335
2.92%, 03/17/52	48,971	31,930,571
3.04%, 03/17/62	20,910	13,193,137
3.45%, 08/08/36	12,020	10,631,397
3.50%, 02/12/35(a)	16,698	15,366,234
3.70%, 08/08/46	16,407	13,040,195
4.10%, 02/06/37	5,653	5,324,406
4.25%, 02/06/47(a)	9,741	8,588,057
4.45%, 11/03/45	10,380	9,383,856
4.50%, 02/06/57(a)	8,619	7,618,733

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Oracle Corp.
2.88%, 03/25/31	$25,293	$22,796,513
2.95%, 04/01/30(a)	20,433	18,899,851
3.60%, 04/01/40	25,308	19,753,134
3.60%, 04/01/50(a)	38,516	26,127,178
3.65%, 03/25/41	20,089	15,422,697
3.80%, 11/15/37	15,573	12,989,598
3.85%, 07/15/36(a)	12,093	10,424,006
3.85%, 04/01/60	30,982	20,659,132
3.90%, 05/15/35	16,176	14,335,142
3.95%, 03/25/51	27,495	19,705,513
4.00%, 07/15/46	26,777	20,066,494
4.00%, 11/15/47	17,326	12,853,567
4.10%, 03/25/61(a)	10,847	7,586,148
4.13%, 05/15/45	20,458	15,797,524
4.20%, 09/27/29(a)	10,384	10,229,284
4.30%, 07/08/34	12,552	11,684,879
4.38%, 05/15/55	10,826	8,209,071
4.50%, 07/08/44	12,135	9,993,415
4.65%, 05/06/30(a)	8,198	8,202,379
4.70%, 09/27/34(a)	15,362	14,657,165
4.90%, 02/06/33	6,160	6,074,617
5.25%, 02/03/32	5,865	5,951,586
5.38%, 07/15/40	16,885	16,020,475
5.38%, 09/27/54	15,395	13,681,161
5.50%, 08/03/35	12,957	13,007,491
5.50%, 09/27/64	10,727	9,441,179
5.55%, 02/06/53	20,595	18,829,642
6.00%, 08/03/55	14,053	13,620,343
6.13%, 07/08/39(a)	11,251	11,569,977
6.13%, 08/03/65	6,681	6,476,602
6.15%, 11/09/29	12,361	13,122,471
6.25%, 11/09/32	17,932	19,146,988
6.50%, 04/15/38	12,135	12,915,061
6.90%, 11/09/52	18,597	20,068,291
Paychex Inc.
5.10%, 04/15/30	12,456	12,605,948
5.35%, 04/15/32	14,720	14,929,386
5.60%, 04/15/35	5,606	5,696,999
Roper Technologies Inc.
1.75%, 02/15/31	14,403	12,213,764
4.20%, 09/15/28	9,163	9,080,035
4.90%, 10/15/34	7,805	7,560,472
Salesforce Inc.
1.95%, 07/15/31(a)	22,816	19,737,649
2.70%, 07/15/41	8,591	5,998,418
2.90%, 07/15/51(a)	17,431	10,809,110
3.05%, 07/15/61(a)	12,114	7,143,730
Synopsys Inc.
4.85%, 04/01/30	15,158	15,279,513
5.00%, 04/01/32	15,686	15,696,742
5.15%, 04/01/35	20,152	19,905,898
5.70%, 04/01/55	19,545	18,693,409
VMware LLC
1.80%, 08/15/28(a)	4,437	4,063,092
2.20%, 08/15/31(a)	13,882	11,852,829
4.70%, 05/15/30(a)	8,020	7,976,113
Workday Inc.
3.70%, 04/01/29	5,641	5,465,706
3.80%, 04/01/32(a)	9,682	8,984,186
		1,088,149,510
Security	Par (000)	Value
Telecommunications — 6.0%
AT&T Inc.
2.25%, 02/01/32	$20,897	$17,723,770
2.55%, 12/01/33	31,566	25,927,858
2.75%, 06/01/31	24,122	21,542,881
3.30%, 02/01/52	10,004	6,445,925
3.50%, 06/01/41(a)	19,195	14,683,593
3.50%, 09/15/53	69,320	45,886,194
3.55%, 09/15/55(a)	60,973	40,337,188
3.65%, 06/01/51	22,229	15,435,642
3.65%, 09/15/59	53,541	35,099,970
3.80%, 12/01/57	47,669	32,691,820
3.85%, 06/01/60(a)	11,904	8,081,128
4.30%, 02/15/30	24,834	24,579,442
4.30%, 12/15/42	10,869	9,002,893
4.35%, 03/01/29	20,821	20,696,230
4.35%, 06/15/45	12,130	9,823,060
4.50%, 05/15/35(a)	19,507	18,339,658
4.50%, 03/09/48	12,387	10,041,555
4.55%, 03/09/49(a)	6,874	5,579,590
4.70%, 08/15/30	10,300	10,330,557
4.75%, 05/15/46(a)	16,225	13,806,946
4.85%, 03/01/39(a)	7,776	7,187,881
5.25%, 03/01/37(a)	10,494	10,274,414
5.38%, 08/15/35	10,300	10,351,521
5.40%, 02/15/34(a)	17,750	17,979,136
5.65%, 02/15/47	8,669	8,343,667
6.05%, 08/15/56	12,340	12,383,345
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48(a)	11,179	8,810,383
5.10%, 05/11/33(a)	5,839	5,720,112
5.55%, 02/15/54(a)	7,729	7,105,311
British Telecommunications PLC, 9.63%, 12/15/30	17,912	21,844,359
Cisco Systems Inc.
4.75%, 02/24/30(a)	7,052	7,156,269
4.85%, 02/26/29	11,187	11,410,020
4.95%, 02/26/31	19,333	19,694,185
4.95%, 02/24/32	11,890	12,062,492
5.05%, 02/26/34	21,873	22,019,359
5.10%, 02/24/35	13,314	13,396,651
5.30%, 02/26/54(a)	17,887	16,941,541
5.35%, 02/26/64	5,320	4,991,877
5.50%, 01/15/40(a)	15,250	15,447,173
5.50%, 02/24/55	8,787	8,544,062
5.90%, 02/15/39	15,293	16,104,936
Corning Inc.
4.38%, 11/15/57(a)	7,379	5,622,474
5.45%, 11/15/79	6,796	5,884,742
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	21,494	25,193,975
Motorola Solutions Inc.
2.30%, 11/15/30	5,577	4,896,241
2.75%, 05/24/31	8,468	7,497,005
4.60%, 05/23/29(a)	5,699	5,691,343
5.40%, 04/15/34(a)	6,871	6,899,666
Orange SA
5.38%, 01/13/42	7,239	6,857,913
5.50%, 02/06/44(a)	8,732	8,360,806
9.00%, 03/01/31	20,050	24,233,948
Rogers Communications Inc.
3.70%, 11/15/49	9,231	6,488,918

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.80%, 03/15/32(a)	$10,909	$9,961,165
4.30%, 02/15/48	5,754	4,497,222
4.35%, 05/01/49	8,738	6,822,165
4.50%, 03/15/42	8,903	7,434,017
4.55%, 03/15/52	16,961	13,307,709
5.00%, 02/15/29(a)	6,174	6,215,608
5.00%, 03/15/44(a)	8,316	7,239,017
5.30%, 02/15/34(a)	9,684	9,535,268
Sprint Capital Corp.
6.88%, 11/15/28	9,602	10,276,472
8.75%, 03/15/32	15,794	18,924,224
Telefonica Emisiones SA
4.90%, 03/06/48	10,423	8,562,631
5.21%, 03/08/47	19,916	17,196,908
5.52%, 03/01/49(a)	9,193	8,218,791
7.05%, 06/20/36	16,152	17,653,324
Telefonica Europe BV, 8.25%, 09/15/30(a)	12,552	14,459,837
TELUS Corp.
3.40%, 05/13/32	5,974	5,331,729
4.60%, 11/16/48	6,335	5,033,877
T-Mobile USA Inc.
2.25%, 11/15/31	12,737	10,923,535
2.55%, 02/15/31	23,000	20,352,341
2.63%, 02/15/29	10,740	10,005,357
2.70%, 03/15/32	6,394	5,555,449
2.88%, 02/15/31	17,028	15,337,508
3.00%, 02/15/41	16,415	11,706,958
3.30%, 02/15/51(a)	24,044	15,680,388
3.38%, 04/15/29	10,857	10,365,004
3.40%, 10/15/52	23,447	15,376,564
3.50%, 04/15/31	24,503	22,779,089
3.60%, 11/15/60(a)	15,430	10,031,208
3.88%, 04/15/30	56,974	54,938,068
4.38%, 04/15/40	14,240	12,334,621
4.50%, 04/15/50(a)	23,755	19,185,479
4.70%, 01/15/35	5,917	5,652,505
4.85%, 01/15/29	12,638	12,764,206
5.05%, 07/15/33	14,264	14,147,087
5.13%, 05/15/32	11,534	11,635,595
5.15%, 04/15/34(a)	7,175	7,162,673
5.20%, 01/15/33	7,915	7,945,412
5.25%, 06/15/55	7,466	6,663,725
5.30%, 05/15/35	17,854	17,776,405
5.50%, 01/15/55(a)	7,674	7,092,738
5.65%, 01/15/53(a)	15,307	14,443,211
5.75%, 01/15/34	7,464	7,734,991
5.75%, 01/15/54(a)	11,233	10,792,672
5.80%, 09/15/62(a)	7,405	7,099,620
5.88%, 11/15/55(a)	12,591	12,285,619
6.00%, 06/15/54	7,886	7,832,417
Verizon Communications Inc.
1.50%, 09/18/30(a)	16,453	14,038,642
1.68%, 10/30/30	16,708	14,315,426
1.75%, 01/20/31	24,982	21,296,133
2.36%, 03/15/32	40,390	34,373,639
2.55%, 03/21/31	29,230	25,894,497
2.65%, 11/20/40	32,913	22,700,642
2.85%, 09/03/41	13,741	9,500,350
2.88%, 11/20/50(a)	22,577	13,715,512
2.99%, 10/30/56(a)	31,455	18,415,201
3.00%, 11/20/60(a)	15,688	9,004,107
Security	Par (000)	Value
Telecommunications (continued)
3.15%, 03/22/30	$11,220	$10,517,463
3.40%, 03/22/41	28,819	21,778,167
3.55%, 03/22/51(a)	36,096	25,220,856
3.70%, 03/22/61	26,422	17,777,734
3.88%, 02/08/29	7,205	7,062,996
3.88%, 03/01/52(a)	9,365	6,802,463
4.00%, 03/22/50	10,665	7,941,712
4.02%, 12/03/29	24,408	23,888,149
4.13%, 08/15/46	10,717	8,416,955
4.27%, 01/15/36	14,415	13,115,776
4.33%, 09/21/28(a)	9,568	9,551,066
4.40%, 11/01/34(a)	20,951	19,635,043
4.50%, 08/10/33	19,924	19,101,788
4.52%, 09/15/48	11,077	9,130,583
4.78%, 02/15/35	4,369	4,205,915
4.81%, 03/15/39	12,103	11,156,064
4.86%, 08/21/46	21,211	18,523,783
5.01%, 08/21/54(a)	7,467	6,527,910
5.05%, 05/09/33(a)	4,817	4,823,007
5.25%, 04/02/35(a)	19,419	19,352,294
5.25%, 03/16/37	7,574	7,433,261
5.50%, 02/23/54(a)	10,908	10,361,928
6.55%, 09/15/43(a)	7,341	7,926,466
Vodafone Group PLC
4.25%, 09/17/50	15,029	11,368,176
4.38%, 02/19/43(a)	5,377	4,492,683
4.88%, 06/19/49(a)	12,695	10,646,799
5.25%, 05/30/48	12,919	11,626,631
5.75%, 06/28/54	17,505	16,384,976
5.88%, 06/28/64(a)	7,668	7,167,255
6.15%, 02/27/37	10,530	11,077,133
		1,853,991,215
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	8,428	8,039,369
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	9,462	6,384,120
3.55%, 02/15/50	7,095	5,079,409
3.90%, 08/01/46	4,726	3,679,730
4.05%, 06/15/48	6,026	4,747,706
4.13%, 06/15/47	6,271	5,035,581
4.15%, 04/01/45(a)	10,041	8,212,160
4.15%, 12/15/48	6,735	5,369,698
4.45%, 03/15/43	8,344	7,191,452
4.45%, 01/15/53	6,805	5,624,290
4.55%, 09/01/44	7,129	6,173,971
4.90%, 04/01/44	8,837	8,061,535
5.20%, 04/15/54	11,650	10,836,667
5.50%, 03/15/55	11,328	10,977,647
5.75%, 05/01/40	7,098	7,249,077
Canadian National Railway Co.
3.85%, 08/05/32(a)	5,843	5,446,525
4.38%, 09/18/34	4,532	4,299,654
Canadian Pacific Railway Co.
2.45%, 12/02/31	14,838	12,844,148
3.00%, 12/02/41	7,393	5,250,735
3.10%, 12/02/51(a)	12,721	8,151,963
6.13%, 09/15/2115	7,069	6,882,015
CSX Corp.
3.80%, 11/01/46(a)	6,322	4,780,914

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.10%, 11/15/32(a)	$6,400	$6,092,862
4.10%, 03/15/44	5,886	4,767,840
4.25%, 03/15/29	19,405	19,267,613
4.30%, 03/01/48	6,528	5,282,776
4.50%, 11/15/52(a)	8,034	6,609,639
Norfolk Southern Corp.
3.05%, 05/15/50(a)	6,722	4,244,439
3.16%, 05/15/55	7,459	4,616,541
4.55%, 06/01/53	8,489	6,963,085
5.35%, 08/01/54(a)	8,585	8,012,385
Union Pacific Corp.
2.38%, 05/20/31	8,464	7,514,328
2.40%, 02/05/30(a)	15,920	14,542,409
2.80%, 02/14/32	12,755	11,351,766
2.95%, 03/10/52	7,947	4,924,193
2.97%, 09/16/62	8,075	4,559,378
3.20%, 05/20/41	6,080	4,523,118
3.25%, 02/05/50	12,421	8,338,894
3.50%, 02/14/53(a)	7,955	5,484,595
3.70%, 03/01/29(a)	7,141	6,994,393
3.75%, 02/05/70	5,936	3,893,417
3.80%, 10/01/51	9,000	6,567,360
3.80%, 04/06/71	6,293	4,177,096
3.84%, 03/20/60(a)	16,830	11,710,900
3.95%, 09/10/28(a)	3,530	3,495,974
4.50%, 01/20/33(a)	7,620	7,458,320
5.10%, 02/20/35(a)	9,286	9,306,932
5.60%, 12/01/54	9,912	9,613,008
United Parcel Service Inc.
3.40%, 03/15/29(a)	9,757	9,436,195
3.75%, 11/15/47	7,285	5,367,089
4.25%, 03/15/49(a)	4,676	3,676,329
4.45%, 04/01/30(a)	7,062	7,088,492
4.88%, 03/03/33(a)	4,396	4,400,107
5.05%, 03/03/53(a)	10,657	9,411,618
5.15%, 05/22/34(a)	8,456	8,531,981
5.25%, 05/14/35(a)	5,361	5,358,726
5.30%, 04/01/50(a)	9,424	8,669,040
5.50%, 05/22/54(a)	7,861	7,389,984
5.95%, 05/14/55	12,079	12,039,345
6.05%, 05/14/65	6,659	6,622,138
6.20%, 01/15/38(a)	11,471	12,213,072
Walmart Inc.
1.50%, 09/22/28(a)	12,358	11,391,239
1.80%, 09/22/31(a)	20,384	17,559,538
		461,747,151
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	$6,067	$4,474,645
4.45%, 06/01/32	6,492	6,312,736
5.25%, 03/01/35	7,339	7,317,397
6.59%, 10/15/37	5,865	6,426,869
		24,531,647
Total Long-Term Investments — 97.8% (Cost: $33,230,840,463)		30,002,645,871
	Shares
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	2,063,196,911	2,064,022,190
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	398,680,000	398,680,000
Total Short-Term Securities — 8.0% (Cost: $2,461,579,561)		2,462,702,190
Total Investments — 105.8% (Cost: $35,692,420,024)		32,465,348,061
Liabilities in Excess of Other Assets — (5.8)%		(1,781,648,762)
Net Assets — 100.0%		$30,683,699,299

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,386,575,277	$—	$(322,349,291)(a)	$(32,246)	$(171,550)	$2,064,022,190	2,063,196,911	$1,229,948 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	304,490,000	94,190,000 (a)	—	—	—	398,680,000	398,680,000	3,494,428	—
				$(32,246)	$(171,550)	$2,462,702,190		$4,724,376	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$30,002,645,871	$—	$30,002,645,871
Short-Term Securities
Money Market Funds	2,462,702,190	—	—	2,462,702,190
	$2,462,702,190	$30,002,645,871	$—	$32,465,348,061

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate